AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON    DECEMBER 22,
1995

                                                 1933 Act File No. 33-69460
                                                 1940 Act File No. 811-8046

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]

          Pre-Effective Amendment No.                                   [ ]

          Post-Effective Amendment No.    7                             [X]

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

          Amendment No.    9                                            [X]

                     (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
---------------------------------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
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       (Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ----------------------

Rodney L. Linafelter, 210 University Boulevard, Suite 900, Denver, CO 80206
---------------------------------------------------------------------------
                  (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]     60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [X]     75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed its Rule 24f-2 Notice on November 21, 1995, for the fiscal year ended September 30, 1995.

                   BERGER INVESTMENT PORTFOLIO TRUST
                     SHARES OF BENEFICIAL INTEREST
                           ($.01 Par Value)

              Cross-Reference Sheet Pursuant to Rule 481

Item No. and Caption in Form N-1A                                Number of Section
-----------------------------------------------------------------------------------------
A.  Prospectus
    ----------
    1.  Cover Page                                               Cover Page
    2.  Synopsis                                                 Section 1
    3.  Condensed Financial Information                          Not Applicable
    4.  General Description of Registrant                        Sections 2, 3, 4 and 15
    5.  Management of the Fund                                   Sections 5, 6 and 7
    5A. Management's Discussion of Fund Performance              Will be in Annual Report
    6.  Capital Stock and Other Securities                       Sections 14, 15 and 16
    7.  Purchase of Securities Being Offered                     Sections 7, 8, 9, 10, 12
                                                                   and 13
    8.  Redemption or Repurchase                                 Section 11
    9.  Pending Legal Proceedings                                Not Applicable

B.  Statement of Additional Information
    -----------------------------------
    10. Cover Page                                               Cover Page
    11. Table of Contents                                        Table of Contents
    12. General Information and History                          Section 14
    13. Investment Objectives and Policies                       Sections 1 and 2
    14. Management of the Fund                                   Section 3
    15. Control Persons and Principal Holders of Securities      Sections 3 and 14
    16. Investment Advisory and Other Services                   Sections 3, 4, 5 and 14
    17. Brokerage Allocation and Other Practices                 Sections 1, 5 and 6
    18. Capital Stock and Other Securities                       Section 14
    19. Purchase, Redemption and Pricing of Securities           Sections 7, 8, 10, 11 and
           Being Offered                                           12
    20. Tax Status                                               Section 9
    21. Underwriters                                             Not Applicable
    22. Calculations of Performance Data                         Section 13
    23. Financial Statements                                     Not Applicable

   INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                         SUBJECT TO COMPLETION
          PRELIMINARY PROSPECTUS DATED DECEMBER 22, 1995

                              PROSPECTUS

          The    Berger New Generation Fund (the "Fund"), a series of
the Berger Investment Portfolio Trust, is a "no-load" mutual fund. The investment objective of the Fund is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of companies which develop, manufacture, sell or provide new or innovative products, services or methods of doing business which the Fund's adviser believes have the potential to significantly change the direction or dynamics of the industries in which they operate or to substantially affect the way businesses or consumers conduct their affairs.

          This Prospectus sets forth concise information about    the
Fund     that a prospective investor should consider before investing.
Investors are advised to retain this Prospectus for future reference.
Additional information about the    Fund     has been filed with the
Securities and Exchange Commission. A copy of the Statement of Additional Information, which is incorporated in its entirety by reference, is available upon request without charge by writing to the
   Fund     at P. O. Box 5005, Denver, CO 80217, or by calling
1-800-333-1001.     A separate prospectus is also available upon
request for the Berger 100 Fund, the Berger Growth and Income Fund and the Berger Small Company Growth Fund.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL
SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

          The date of this Prospectus and the Statement of Additional
Information referred to above is    MARCH __, 1996    .
                           Table of Contents


Section                                                           Page
-------                                                           ----

1.   Fee Tables. . . . . . . . . . . . . . . . . . . . . . . . . .   1

2.   Introduction. . . . . . . . . . . . . . . . . . . . . . . . .   2

3.   Investment Objectives and Policies and Risk Factors . . . . .   2

4.   Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . .   8

5.   Management and Investment Advice. . . . . . . . . . . . . . .   8

6.   Expenses of the Fund. . . . . . . . . . . . . . . . . . . . .  10

7.   Policies of the Fund to Promote Sales of Fund Shares. . . . .  11

8.   How to Purchase Shares in the Fund. . . . . . . . . . . . . .  12

9.   How the Net Asset Value Is Determined . . . . . . . . . . . .  14

10.  Open Account System and Share Certificates. . . . . . . . . .  14

11.  How To Redeem or Sell Fund Shares . . . . . . . . . . . . . .  14

12.  Exchange Privilege and Systematic Withdrawal Plan . . . . . .  17

13.  Tax-Sheltered Retirement Plans. . . . . . . . . . . . . . . .  18

14.  Income Dividends, Capital Gains Distributions and
     Tax Treatment . . . . . . . . . . . . . . . . . . . . . . . .  19

15.  Additional Information. . . . . . . . . . . . . . . . . . . .  20

16.  Performance . . . . . . . . . . . . . . . . . . . . . . . . .  21

1.  FEE TABLES

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                        0%
Maximum Sales Load Imposed on Reinvested Dividends             0%
Deferred Sales Load                                            0%
Redemption Fees                                                0%
Exchange Fee                                                   0%

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                             Total
                                                              Fund
                                                           Operating
                      Management                            Expenses
                         Fee                     Other       (After
                     (After Waiver)  12b-1 Fee  Expenses*    Waiver)
----------------------------------------------------------------------
Berger New               .74%**        .25%       .91%**      1.90%**
Generation Fund

* Other Expenses primarily include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

**Based on estimated expenses for the Fund's first year of operations.


                               EXAMPLES

          You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                                        1 Year        3 Years
---------------------------------------------------------------

Berger New Generation Fund               $19*           $60*

* Based on estimated expenses for the Fund's first year of operations, after waiver.

          THE EXPENSES SET FORTH IN THE PRECEDING TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

          As a result of the 12b-1    fee     paid by the    Fund    ,
over time long-term shareholders in the    Fund     may pay more than
the economic equivalent of the maximum front end sales charge permitted for mutual funds by the National Association of Securities
Dealers, Inc.  The management    fee is     higher than    that
paid by most other mutual funds.

          The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an
investor in    the Fund     will bear directly or indirectly.
The    Fund's     investment adviser, Berger Associates, Inc. ("Berger
Associates"), has agreed to    waive its advisory fee to the
extent     that the Fund's normal operating expenses in any fiscal
year, including the management fee           and     the 12b-1 fee,
   but excluding     brokerage commissions, interest, taxes and
extraordinary expenses, exceed    1.90% of the Fund's     average
daily net assets        for that fiscal year.  The    tables are based
on the Fund's estimated expenses for its first year of operations and include the effect of the foregoing fee waiver arrangement. Absent the waiver, the Fund's Management Fee would be 0.90% and Total Fund Operating Expenses would be estimated to be 2.06%. The Fund's expenses are described in greater detail under "Management and
Investment Advice", "Expenses of the    Fund    ", and "Policies of
the    Fund     to Promote Sales of Fund Shares".

   2.      INTRODUCTION

          The Berger    New Generation Fund is a mutual fund     or,
to use the technical name,    an     open-end, diversified, management
investment    company    .  The    Fund is a     "no-load"
   fund    , meaning that a buyer pays no commissions or sales load
when buying shares of the    Fund    , although    the Fund     pays
certain costs of distributing its shares.  See "Policies of the
   Fund     to Promote Sales of Fund Shares".  This Prospectus
describes the securities offered by    the Fund.  Currently, the Fund
is one of two outstanding     series of the Berger Investment
Portfolio Trust, a         Delaware business trust   , although other
series may be added in the future.

   3.      INVESTMENT OBJECTIVES AND POLICIES AND RISK FACTORS

                 Since the shares of the    Fund     primarily
represent an investment in common stocks, investors should understand
that the net asset value of    the Fund     will reflect changes in
the market value of the securities held in    the     Fund's
portfolio, and the value of a Fund share will therefore go up and down.

                 The investment objective of the Berger    New
Generation     Fund is        capital appreciation.     The Fund seeks
to achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of companies which develop, manufacture, sell or provide new or innovative products, services or methods of doing business which the Fund's adviser believes have the potential to significantly change the direction or dynamics of the industries in which they operate or to substantially affect the way businesses or consumers conduct their affairs. The Fund may also invest in equity securities of other types of companies, government securities, short-term investments or other securities as described on the following pages, if its adviser believes these are likely to be the best suited at that time to achieve the Fund's objective. Because income is

not an objective of the Fund, any income produced will be a by-product of the effort to achieve the Fund's objective of capital appreciation.

          In selecting its portfolio securities, the        Fund
places primary emphasis on        companies which it believes
       have favorable growth prospects.     Because the Fund seeks to
invest in growth companies of the type described in the preceding paragraph, the Fund's portfolio is expected to be weighted toward, but not limited to, companies in business sectors that are characterized by rapid change, current examples of which are information and communications technology; electronics; healthcare, pharmaceuticals and biotechnology; media and entertainment; and environmental services. The portfolio is also expected to be weighted toward companies with small- to mid-sized market capitalizations, although the Fund is free to invest in companies with larger market
capitalizations as well.      Market capitalization is defined as
total current market value of a company's outstanding common stock.

             Investments in companies in rapidly changing industries may involve greater risks and price volatility than those in more stable industries due to the intense competition for market share and the fact that those companies may be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, products or services in such industries may be subject to rapid obsolescence and may require regulatory approvals prior to their use. Moreover, investments in companies with small- to mid-sized capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. See below under "Securities of Smaller Companies".

             Because the portfolio of the Berger New Generation Fund is expected to be weighted toward companies in business sectors characterized by rapid change, the Fund will frequently concentrate its investments in a relatively small number of industries. Those business sectors characterized by rapid change will vary over time. Although the Fund will not invest more than 25% of its total assets in the securities of companies in any one industry, industry concentration may cause the net asset value of the Fund's shares to be more volatile than if the Fund's investments were spread over many different industries. Additionally, certain economic factors or specific events may exert a disproportionate impact upon the prices of securities of companies within a particular industry relative to their impact on the prices of companies in other industries.

          While    many of the     companies    in the Fund's
portfolio     may present above average risk, management believes they
may have the potential to achieve long-term earnings growth rates substantially in excess of the growth of earnings of other companies.
       For this reason, the Berger    New Generation     Fund is not
intended as a complete    or balanced     investment vehicle but
rather as an investment for persons who are in a financial position to
assume    greater     risk and share price volatility over time.
Realizing the full potential of    investing in the type of
companies    sought by the Fund     frequently takes time.  As a
result, the Berger    New Generation     Fund should be considered as
a long-term investment vehicle.

                                * * *

          In general, investment decisions for the    Fund     are
based on an approach which seeks out successful companies because they are believed to be more apt to become profitable investments. To evaluate a prospective investment, the investment adviser analyzes information from various sources, including industry economic trends, earnings expectations and fundamental securities valuation factors to identify companies which in management's opinion are more likely to have predictable, above average earnings growth, regardless of
       size    or     geographic location.  The adviser also takes
into account a company's management and its innovations in products and services in evaluating its prospects for continued or future earnings growth.

          The investment objective of the        Berger    New
Generation     Fund is considered fundamental, meaning that    it
cannot be changed without a shareholders' vote.         There can be
no assurance that    the Fund's     investment    objective     will
be realized.     In addition, the Fund     may increase    its
investment in government securities and other short-term interest-bearing securities without limit when the adviser believes market conditions warrant a temporary defensive position, during which period
it may be more difficult for    the     Fund to achieve its investment
objective.  Following is additional information about some of the
other specific types of securities in which the    Fund     may
invest.

          FOREIGN SECURITIES.     The Fund     may invest in both
domestic and foreign securities. Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, confiscatory taxation or limitations on the removal of funds or other assets of the
   Fund    .  Securities of some foreign companies, particularly those of developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. Delays may be encountered in settling
certain foreign securities transactions and the    Fund     will incur
costs in converting foreign currencies into U.S. dollars.  The
   Fund     will consider the political and economic conditions in a
country, the prospect for changes in the value of its currency and the liquidity of an investment in that country's securities markets in selecting investments in foreign securities.

          CONVERTIBLE SECURITIES.     The Fund     may purchase
securities which are convertible into common stock when management of
the    Fund     believes they offer the potential for a higher total
return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of
common stock, some of the convertible securities which the    Fund
may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal
payments which could result in a loss of income to the    Fund     or
a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their being rated below

investment grade by organizations such as Moody's Investors Service,
Inc. and Standard & Poor's Corporation.  The    Fund has     no pre-
established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, under normal circumstances, the
   Fund     will    not     invest in any security in default at the
time of purchase or in any nonconvertible debt securities rated below
investment grade, and    the     Fund will invest less than 20% of the
market value of its assets at the time of purchase in convertible securities rated below investment grade. For a further discussion of debt security ratings, see Appendix A to the Statement of Additional Information.

             SECURITIES OF SMALLER COMPANIES. The Fund may invest in, and the portfolio of the Fund will be weighted toward, securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

             UNSEASONED ISSUERS. The Fund may invest to a limited degree in securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies and involve the risks and price volatility associated with smaller companies. The Fund may invest up to 15% of its total assets in securities of unseasoned issuers.

          REPURCHASE AGREEMENTS.     The     Fund is authorized to
invest in repurchase agreements. A repurchase agreement is a means of investing cash for a short period. In a repurchase agreement, a seller (typically a U.S. commercial bank or recognized U.S. securities dealer) sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Fund will have a total value equal to, or in excess of, the value of the repurchase agreement, and will be held by the Fund's custodian bank until repurchased. These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. Repurchase

agreements maturing in more than seven days will be considered
illiquid for purposes of the restriction on    the     Fund's
investment in illiquid and restricted securities.

          LENDING PORTFOLIO SECURITIES.  The        Fund may lend its
portfolio securities to qualified institutional investors such as brokers, dealers or other financial organizations. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective.
Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. The Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33-1/3% of the market value of the Fund's total assets.

          FINANCIAL FUTURES, FORWARDS AND OPTIONS.     The     Fund is
authorized to make limited investments in certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against the risk of market movements that may adversely
affect the value of    the     Fund's securities or the price of
securities that    the     Fund is considering purchasing.  Although a
hedging transaction may, for example, partially protect    the
Fund from a decline in the value of a particular security or its portfolio generally, the cost of the transaction will reduce the potential return on the security or the portfolio. Following is a
summary of the futures, forwards and options in which the    Fund
may invest, provided that no more than 5% of    the     Fund's net
assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options.

          Financial futures and forwards are contracts on financial instruments (such as securities, securities indices and foreign currencies) that obligate the holder to take or make future delivery of a specified quantity of the underlying financial instrument. Futures are generally exchange traded and settled with cash, while forwards are privately negotiated and contemplate actual delivery of the underlying financial instrument (usually a foreign currency). An option gives the holder the right, but not the obligation, to purchase or sell something (such as a security) at a specified price at any time until the expiration date. An option on a securities index is similar, except that upon exercise, settlement is made in cash rather
than in specific securities.     The     Fund may only write call
options (that is, issue options that obligate the Fund to deliver if the option is exercised by the holder) that are "covered" and only up
to 25% of    the     Fund's total assets.  A call option is considered
"covered" if    the     Fund already owns the security on which the
option is written or, in the case of an option written on a securities
index, if    the     Fund owns a portfolio of securities believed
likely to substantially replicate movement of the index.

          Investments in futures and forwards by    the     Fund
involve the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to invest in the

contracts under its investment limitations, or in the case of a call
option written by    the     Fund, may exceed the premium received for
the option.  However,    the     Fund will be permitted to make such
investments for hedging purposes only, and only if the aggregate amount of its obligations under these investments does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its
holding in a specific foreign currency.  To ensure that    the
Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by
   the     Fund,    the     Fund will be required to place high-grade
liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these investments. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover, which could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with such assets.

          The principal risks of the    Fund     investing in futures
transactions, forward contracts and options are:  (a) losses resulting
from market movements not anticipated by the    Fund    ; (b) possible
imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures, forwards or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities; and
(e) possible need to defer closing out certain futures or options contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue
Code of 1986, as amended.  In addition, when    the     Fund enters
into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered
into.  Additional detail concerning the    Fund's     investment in
futures, forwards and options and the risks of such investments can be found in the Statement of Additional Information.

          ILLIQUID SECURITIES.     The     Fund is authorized to
invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are
not readily marketable.  However,    the Fund     may    not
purchase any security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Certain restricted securities, such as Rule 144A securities, may be treated as liquid under this restriction if a determination is made that such securities are readily marketable. Investments in illiquid securities involve certain risks to the extent
that    the     Fund may be unable to dispose of such a security at
the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a
restricted security,    the     Fund might have to incur the
potentially substantial expense and delay associated with effecting registration.

INVESTMENT RESTRICTIONS

          In addition to its investment objective,    the     Fund has
adopted a number of restrictions on its investments and other activities that may not be changed without shareholder approval. For
example,           with respect to 75% of its total assets, the Fund
may not     purchase securities of any issuer (except U.S. Government
securities) if, immediately after and as a result of such purchase,
the value of    the     Fund's holdings in the securities of that
issuer exceeds 5% of the value of its total assets or it owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

             Further, the Fund may not borrow money, except borrowing undertaken from banks for temporary or emergency purposes in amounts not to exceed 25% of the market value of its assets (including the
amount borrowed) and may not     make loans (except that    the
Fund may enter into repurchase agreements        and may lend
portfolio securities in accordance with    its     investment
policies).     The Fund     may    not     invest in any one industry
more than 25% of the value of its assets at the time of investment, nor invest in commodities, except, only for the purpose of hedging, in certain futures, forwards and options as specified in greater detail above and in the Statement of Additional Information.

          Also,    the Fund does not     currently    intend     to
make short sales of securities, except short sales of securities which the Fund owns or has the right to acquire at no additional cost (i.e., short sales "against the box"), and does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result, more than 5% of its assets are invested in such securities, although these restrictions may be changed without shareholder
approval.  For more detail about the    Fund's     investment
restrictions, see the Statement of Additional Information.

   4.      PORTFOLIO TURNOVER

          In pursuit of    the     Fund's investment objective,
management continuously reviews its investments and makes portfolio changes whenever changes in the market, industry trends or the outlook for the growth of any portfolio security indicate to management that the objective could be better achieved by investment in another
security, regardless of portfolio turnover.     In addition, portfolio
turnover may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management. As a
result,     the annual portfolio turnover    rate

    of the

   Fund is
expected     at times    to     exceed 100%.  An annual turnover rate
of 100% or more would be higher than that of most other funds.
Increased portfolio turnover would necessarily result in
correspondingly higher brokerage costs for the    Fund     and may
result in the acceleration of net taxable gains.

   5.      MANAGEMENT AND INVESTMENT ADVICE

          The        trustees of    the     Fund are responsible for
major decisions relating to    the     Fund's policies and objectives.
They also oversee the operation of    the     Fund by its officers and
review the investment performance of the    Fund     on a regular
basis.

          The investment adviser to    the Fund     is Berger
Associates, 210 University Boulevard, Suite 900, Denver, CO 80206. Berger Associates furnishes continuous advice and recommendations to
   the     Fund regarding securities to be purchased and sold by the
Fund.  Berger Associates, therefore, formulates a continuing program
for management of the assets of    the     Fund consistent with the
investment objectives and policies established by the        trustees
of    the     Fund.  Berger Associates also provides office space for
   the     Fund and pays the salaries, fees and expenses of all Fund
officers and        trustees of the    Fund     who are interested
persons of Berger Associates. Berger Associates serves as investment adviser to mutual funds, pension and profit-sharing plans, and institutional and private investors.

          Rodney L. Linafelter, Vice President and Chief Investment
Officer of Berger Associates, is the    President and a trustee of
Berger Investment Portfolio Trust, of which the Berger New Generation Fund is a series. Mr. Linafelter is also President, portfolio manager
and a director of     the Berger 100 Fund and the Berger Growth and
Income Fund.         As Chief Investment Officer of Berger Associates,
Mr. Linafelter has management responsibilities with respect to all
investment activities of the    Berger     Funds.

          Mr. Linafelter joined Berger Associates in January 1990, where he has served as a portfolio manager for the Berger 100 Fund and the Berger Growth and Income Fund, as well as for retirement plans and institutional and private investors. From April 1986 to December 1989, Mr. Linafelter was employed as a Financial Consultant (registered representative) with Merrill Lynch, Pierce, Fenner & Smith, Inc., providing investment advice to institutions and individuals.

          William R. Keithler is the President and portfolio manager
of the Berger    New Generation     Fund and    as such     is
primarily responsible for the investments of the Fund, including the
day-to-day investment decisions for the Fund.     Mr. Keithler is also
President and portfolio manager of the Berger Small Company Growth Fund, another series of the Berger Investment Portfolio Trust.
Mr. Keithler joined Berger Associates as Vice President-Investment Management in December 1993. Previously, he was employed by INVESCO Trust Company, Denver, Colorado, as Senior Vice President (January 1993 to December 1993), Vice President (January 1991 to January 1993) and Portfolio Manager (January 1988 to January 1991). During his seven years with INVESCO, Mr. Keithler was portfolio manager of several mutual funds, most recently INVESCO Dynamics Fund and INVESCO Emerging Growth Fund. From 1982 to 1986, Mr. Keithler was Vice President and portfolio manager with First Trust St. Paul, in St. Paul, Minnesota.

          William M.B. Berger is a director (Chairman of the Board) of Berger Associates, and a director of the Berger 100 Fund and the Berger Growth and Income Fund and a trustee of the Berger Investment Portfolio Trust. Although he is no longer involved in making
investment decisions for the    Berger     Funds, he was founder of
Berger Associates and its President from 1973 until 1994, and he was a principal shareholder and executive officer of predecessor investment advisory firms which served as investment advisors to mutual funds and other investors from 1960. From 1950 to 1960, he was an investment officer in the trust department of The Colorado National Bank of Denver in charge of common stock investments.

          Under    the     Investment Advisory    Agreement for the
Berger New Generation Fund, Berger Associates is compensated     for
its investment advisory services to the        Fund by the payment of
a fee at the annual rate of .9 of 1% (0.90%) of the average daily net assets of the Fund.

          Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates.
KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation services and financial asset management. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction
processing company which acts as the    Fund's     sub-transfer agent.

   6.      EXPENSES OF THE    FUND

             The Fund     has appointed Investors Fiduciary Trust
Company ("IFTC") as its recordkeeping and pricing agent to calculate
the daily net asset value of    the     Fund and to perform certain
accounting and recordkeeping functions required by the Fund.  In
addition, IFTC also serves as the    Fund's     custodian, transfer
agent and dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for
the    Fund    .  As noted above, approximately 41% of the outstanding
shares of DST are owned by KCSI.

          For custodian, recordkeeping and pricing services,
   the     Fund pays fees to IFTC based on a percentage of its assets,
subject to certain minimums.     The     Fund also pays a monthly fee
based primarily on the number of accounts maintained on behalf of the Fund for transfer agency and dividend disbursing services, which fees
are paid by the    Fund     to IFTC and in turn passed through to DST
as sub-agent.  In addition, the    Fund reimburses     IFTC and DST
for certain out-of-pocket expenses.

          The    Fund     and Berger Associates have entered into
arrangements with certain organizations (broker-dealers, recordkeepers and administrators) to provide subtransfer agency, recordkeeping, shareholder communications, subaccounting and/or other services to
investors purchasing shares of the    Fund     through investment
programs or pension plans established or serviced by those
organizations.  The    Fund     and/or Berger Associates may pay fees
to these organizations for their services.  Any such fees paid by
   the     Fund will be for services that otherwise would be provided or paid for by the Fund if all the investors who own Fund shares through the organization were registered record holders of shares in the Fund.

          The        trustees of    the Fund     have authorized
Berger Associates to place portfolio transactions on an agency basis
through DST Securities, Inc.    ("DSTS")    , a wholly-owned broker-
dealer subsidiary of DST       .  When transactions for the Fund are
effected through DSTS, the portion of the commissions received by it
   is     credited against, and thereby    reduces    , certain
operating expenses that the Fund would otherwise be obligated to pay. No portion of the commissions is retained by DSTS.

          In addition, under a separate Administrative Services
Agreement with    the Fund    , Berger Associates performs certain
administrative and recordkeeping services not otherwise

performed by IFTC, including the preparation of financial statements
and reports to be filed with regulatory authorities.     The     Fund
pays Berger Associates a fee at the annual rate of        one-
hundredth of one percent (0.01%) of its average daily net assets for such services.

          The    Fund     also    incurs     other expenses, including
accounting, administrative and legal expenses.  Berger Associates has
agreed to    waive its advisory fee to the extent     that the Fund's
normal operating expenses in any fiscal year, including the management
fee           and     the 12b-1 fee,    but excluding     brokerage
commissions, interest, taxes and extraordinary expenses, exceed
   1.90% of the Fund's average daily net assets for that fiscal year.

   7.      POLICIES OF THE    FUND     TO PROMOTE SALES OF FUND SHARES

             The     Fund has adopted a 12b-1 plan (the "Plan")
pursuant to Rule 12b-1 under the Investment Company Act of 1940, which
permits    the     Fund to pay certain costs for the distribution of
its own shares.     The     Plan provides for the payment to Berger
Associates of a 12b-1 fee of .25 of 1% (0.25%) per annum of    the
Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by Berger Associates may include, but are not limited to, payments made to and expenses of persons (including employees of Berger Associates) who are engaged in, or provide support services in connection with, the distribution of Fund shares, such as answering routine telephone inquiries and processing shareholder requests for information; compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in
   the     Fund) paid to securities dealers, financial institutions
and other organizations which render distribution and administrative
services in connection with the distribution of the    Fund's
shares; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and
reports to prospective shareholders of the    Fund    ; costs involved
in preparing, printing and distributing sales literature for the
   Fund    ; costs involved in obtaining whatever information,
analyses and reports with respect to market and promotional activities
on behalf of the    Fund     that Berger Associates deems advisable;
and such other costs as may from time to time be agreed upon by the
   Fund    .  Such payments are to be made by    the     Fund to
Berger Associates with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by Berger Associates in such year; that is, if the distribution expenditures incurred by Berger Associates are less than the total of such payments
in such year, the difference is not to be reimbursed to    the
Fund by Berger Associates, and if the distribution expenditures incurred by Berger Associates are more than the total of such payments, the excess is not to be reimbursed to Berger Associates by
the Fund.  From time to time the    Fund     may engage in activities
which jointly promote the sale of the shares of all    or other Berger
Funds    , which costs are not readily identifiable as related to any one fund. In such cases, Berger Associates allocates the cost of the activity among the funds involved on the basis of their respective net assets.

          The current 12b-1    Plan     will continue in effect until
the end of April 1996, and from year to year thereafter if approved at
least annually by    the     Fund's        trustees and those
       trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for
such purpose.     The Plan     may    not     be amended to increase
materially the amount to be spent on distribution of shares of the Fund without shareholder approval.

          The        trustees of    the     Fund have authorized
Berger Associates to consider sales of shares of the Fund by a broker-dealer or the recommendations of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In placing portfolio business with such broker-dealers, Berger Associates will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the NASD.

   8.      HOW TO PURCHASE SHARES IN THE    FUND

          (i)   Minimum Initial Investment -- $500.00.  To purchase
                -------------------------------------
shares in        the    Fund    , simply complete the application form
enclosed with this Prospectus.  Then mail it with a check payable to
"Berger Funds" to the    Fund     in care of DST Systems, Inc., the
   Fund's     sub-transfer agent, as follows:

          Berger Funds
          c/o DST Systems, Inc.
          P.O. Box 419958
          Kansas City, MO  64141

The price at which the purchase will be effected is based on the next calculation of net asset value after the order is received by DST Systems, Inc. A confirmation indicating the details of the transaction will be sent to you promptly. Unless you specify full shares only, the purchase will be made in full and fractional shares calculated to three decimal places.

          Alternatively, investors may establish an Automatic
Investment Plan (see (iii) below), in which case the $500 minimum initial investment will be waived, subject to initial and subsequent monthly investment minimums of $50.

          In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a fee for their services, may require different minimum initial and
subsequent investments than the    Fund     and may impose other
charges or restrictions different from those applicable to
shareholders who invest in the    Fund     directly.  Fees charged by
these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

          The    Fund     will, at    its     discretion, accept
orders transmitted by broker-dealers although not accompanied by payment for the shares being purchased. Payment must be received from the broker-dealer within three business days after acceptance of the order.

          (ii)  Minimum Subsequent Investments -- $50.00.
                ----------------------------------------
Shareholders may, at any time, purchase additional shares subject to a minimum investment of $50.00. A check made payable to "Berger Funds" in the amount to be invested, should be sent to Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. Please be sure to give your name and account number. You will receive a confirmation of every transaction.

          (iii) Automatic Investment Plan.  By completing the
                -------------------------
Automatic Investment Plan section of the application, you may
authorize           the Fund     to debit your bank account for the
periodic purchase of Fund shares on or about the 5th or 20th day of each month. Automatic investments are subject to the minimum investment of $50.00 per month and are unrestricted as to the permitted maximum. You will receive confirmation of automatic investments after the end of each calendar quarter.

          (iv)  Investment by Telephone.  The    Fund     will, at
                -----------------------
   its     discretion, accept purchase orders from existing
shareholders by telephone, although not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the New York Stock Exchange on that day. Payment for shares ordered
in this way must be received by the    Fund's     transfer agent
within three business days after acceptance of the order. In order to make sure that payment is received on time, shareholders are encouraged to remit payment by wire or electronic funds transfer, or
by overnight delivery.  If payment is not received on time,    the
Fund may cancel the order and redeem shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares. Telephone purchase orders may not exceed four times the value of an account on the date the order is placed (shares previously purchased by telephone are included in computing such value only if payment has been received). See "How to Redeem or Sell Fund Shares - Redemptions by Telephone" for procedures for telephone transactions.

          (v)   Payment and Terms of Offering.  Payment for shares
                -----------------------------
purchased should be made by check or money order drawn on a United States bank and made payable to the Berger Funds. Checks not made payable to the Berger Funds, the account registrant, transfer agent or retirement account custodian will not be accepted. Alternatively, payment for shares purchased may be made by wire or electronic funds transfer from the investor's bank to DST Systems, Inc. after ordering shares by telephone. Please call 1-800-551-5849 for current wire or
electronic funds transfer instructions.  The    Fund     will not
accept purchases by cash or credit card or checks drawn on foreign banks unless provision is made for payment through a U.S. bank in U.S. dollars.

          The    Fund reserves     the right in    its     sole
discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders, when in the judgment of management, such withdrawal or rejection is in the best interest of the Fund. The Fund also reserves the right at any time to waive the minimum investment requirements applicable to initial

or subsequent investments or to increase the minimums following
notice.  No application to purchase shares is binding on    the
Fund until accepted in writing.

9.  HOW THE NET ASSET VALUE IS DETERMINED

          The price of    the     Fund's shares is based on the net
asset value of    the     Fund, which is determined at the close of
the regular trading session of the New York Stock Exchange (normally 4:00 p.m., New York time) each day that the Exchange is open.

          The per share net asset value of    the     Fund is
determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities are valued at market value or, if market quotations are not readily available, at their fair value determined in good faith pursuant to consistently applied
procedures established by the        trustees.  Money market
instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Since           the Fund does not impose     any front end
sales load or redemption fee, both the purchase price and the redemption price of a Fund share are the same and will be equal to the
next calculated net asset value of a share of    the     Fund.

   10.      OPEN ACCOUNT SYSTEM AND    SHARE     CERTIFICATES

          Unless otherwise directed, all investor accounts are
maintained on a book-entry basis.     Share     certificates will not
be issued unless requested by the shareholder. Shares purchased by dividend reinvestment or under an Automatic Investment Plan, and shares redeemed under a Systematic Withdrawal Plan, will be confirmed after the end of each calendar quarter. Following any other investment or redemption, the investor will receive a printed confirmation indicating the dollar amount of the transaction, the per share price of the transaction and the number of shares purchased or redeemed.

11.  HOW TO REDEEM OR SELL FUND SHARES

          (i)   Share Redemptions by Mail.     The     Fund will buy
                -------------------------
back (redeem), at current net asset value, all shares of the Fund offered for redemption. The redemption price of shares tendered for redemption will be the net asset value next determined after receipt by the Fund's transfer agent of all required documents. Shareholders
may redeem all or part of their shares in the    Fund     by sending a
written request to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The written request for redemption must be signed by each registered owner exactly as the shares are registered and must clearly identify the account and the number of
shares or the dollar amount to be redeemed.  If a    share
certificate has been issued, the certificate, properly endorsed by the registered owner, must be submitted with the written redemption request.

          The signatures of the redeeming shareholders must be guaranteed by a national or state bank, a member firm of a domestic stock exchange or the NASD, a credit union, a federal savings and loan association or another eligible guarantor institution if the redemption:

exceeds $100,000; is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; or is being mailed to an address other than the one on record. A notary public is not an
acceptable guarantor.  The    Fund     also    reserves     the right
to require a signature guarantee under other circumstances. The signature guarantees must appear, together with the signatures of the
registered owners   ,     (i) on the written request for redemption
which clearly identifies the account and the number of shares to be redeemed, (ii) on a separate instrument of assignment ("stock power") which may be obtained from a bank or broker, or (iii) on any
   share     certificates tendered for redemption.  The use of
signature guarantees is intended to protect the shareholder and the
   Fund     from a possibly fraudulent application for redemption.

           Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians. If there is doubt as to what additional documents are required, please write the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, or call DST at 1-800-551-5849.

          (ii)  Redemptions by Telephone.  All shareholders have
                ------------------------
Telephone Transaction Privileges to authorize purchases, exchanges or redemptions unless they specifically decline this service on the account application or by writing to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141. The telephone redemption option is not available for shares held in retirement
accounts sponsored by the    Fund    .  Redemption requests may be
made by telephoning DST Systems, Inc., at 1-800-551-5849. To receive the net asset value for a specific day, a telephone redemption request must be received before the close of the New York Stock Exchange on that day. As discussed above, the signature of a redeeming shareholder must be signature guaranteed, and therefore shares may not be redeemed by telephone, if the redemption: exceeds $100,000; is being made payable other than exactly as registered; is being mailed to an address which has been changed within 30 days of the redemption request; is being mailed to an address other than the one on record;
or the    shares     are represented by share certificates issued to
the shareholder.

          All telephone transactions are recorded and written confirmations indicating the details of all telephone transactions will promptly be sent to the shareholder of record. Prior to
accepting a telephone transaction, the    Fund     and    its
transfer agent may require the shareholder placing the order to provide certain identifying information. A shareholder electing to communicate instructions by telephone may be giving up some level of security that would otherwise be present were the shareholder to
request a transaction in writing.  Neither the    Fund     nor
   its     transfer agent or investment adviser assume responsibility for the authenticity of instructions communicated by telephone which are reasonably believed to be genuine and which comply with the
foregoing procedures.  The    Fund    , and/or    its     transfer
agent, may be liable for losses resulting from unauthorized or fraudulent telephone instructions in the event these procedures are not followed.

          In times of extreme economic or market conditions, redeeming
shares by telephone may be difficult.  The    Fund     may terminate
or modify the procedures concerning the telephone redemption and wire transfer services at any time, although shareholders of the
   Fund     will be given at least 60 days' prior notice of any
termination or material modification.  Berger

Associates may, at its own risk, waive certain of the redemption requirements described in the preceding paragraphs.

          (iii) Payment for Redeemed Shares.  Payment for shares
                ---------------------------
redeemed upon written request will be made by check and generally will be mailed within three business days after receipt by the transfer agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. Payment for shares redeemed by telephone will be made by check payable to the account name(s) and address exactly as registered, and generally will be mailed within three business days following the date of the request for redemption.

          A shareholder may request that payment for redeemed shares
of the    Fund     be made by wire or electronic funds transfer.
Shareholders may elect to use these services on the account
application or by providing the    Fund     with a signature
guaranteed letter requesting these services and designating the bank to receive all wire or electronic funds transfers. A shareholder may
change the predesignated bank of record by providing the    Fund
with written, signature guaranteed instructions. Wire and electronic funds transfers are subject to a $1,000 minimum and a $100,000 maximum limitation. Redemption proceeds paid by wire transfer will be transmitted to the shareholder's predesignated bank account on the next business day after receipt of the shareholder's redemption request. There is a $10 fee for each wire payment for shares redeemed
by the    Fund    .  Redemption proceeds paid by electronic funds
transfer will be electronically transmitted to the shareholder's predesignated bank account on the second business day after receipt of the shareholder's redemption request. There is no fee for electronic funds transfer of proceeds from the redemption of Fund shares.

          A shareholder may also request that payment for redeemed shares of a Cash Account Trust portfolio be made by wire or electronic funds transfer and should review the Cash Account Trust portfolio prospectus for procedures and charges applicable to redemptions by
wire and electronic funds transfers.     See below under "Section 12.
Exchange Privilege and Systematic Withdrawal Plan" for more information concerning the Cash Account Trust portfolios.

          Shareholders may encounter delays in redeeming shares purchased by check (other than cashier's or certified checks), electronic funds transfer or through the Automatic Investment Program if the redemption request is made within 15 days after the date of purchase. In those situations, the redemption check will be mailed within 15 days after the transfer agent's receipt of the purchase instrument, provided that it has not been dishonored or cancelled during that time. The foregoing policy is to ensure that all payments for the shares being redeemed have been honored. In addition to the foregoing restrictions, no redemption payment can be made for shares which have been purchased by telephone order until full payment for the shares has been received. In any event, valid redemption requests concerning shares for which full payment has been made will be priced at the net asset value next determined after receipt of the request.

          (iv)  Redemptions by the Fund.  As a means of reducing its
                -----------------------
expenses, the           Fund is     authorized to redeem involuntarily
all shares held in accounts with a value of less than $500        that
are not actively participating in a monthly Automatic Investment Plan. Such redemptions will be permitted only when the account is reduced below the minimum value by redemption,

and not by declines in per share net asset value. As a result, accounts established with the applicable minimum investment might be subject to redemption after only a small redemption has been made by the shareholder. At least 60 days' written notice will be given to a shareholder before such an account is redeemed. During that time, the shareholder may add sufficient funds to the account or subscribe to a
monthly Automatic Investment Plan.  If    neither of these conditions
is met,     the shares will be redeemed        at the per share net
asset value next determined after the 60th day following the
notice       .  A check for the proceeds will be sent to the
shareholder unless a    share     certificate has been issued, in
which case payment will be made upon surrender of the certificate.

   12.      EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

          (i)   Exchanges.  By telephoning DST Systems, Inc., at
                ---------
1-800-551-5849, or writing DST at P. O. Box 419958, Kansas City, MO 64141, any shareholder may exchange, without charge, any or all of his
shares in    the Fund     for shares of any of the           Berger
100 Fund, the Berger Growth and Income Fund or the Berger Small
Company Growth Fund    , or for shares of the Money Market Portfolio,
the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust (the "CAT Portfolios"), separately managed, unaffiliated money market funds. Exchanges may be made only if the
   Berger     Fund or CAT Portfolio with which you wish to exchange
your shares is registered in your state of residence. The exchange privilege with the CAT Portfolios does not constitute an offering or
recommendation of the shares of any such CAT Portfolio by    the
Fund     or Berger Associates.  Berger Associates is compensated for administrative services it performs with respect to the CAT
Portfolios.

          It is your responsibility to obtain and read a prospectus of
the    Berger     Fund or CAT Portfolio into which you are exchanging.
By giving exchange instructions, a shareholder will be deemed to have
acknowledged receipt of the prospectus for the    Berger     Fund or
CAT Portfolio being purchased.  You may make up to four exchanges out
of    the     Fund during the calendar year.  This limit helps keep
   the     Fund's net asset base stable and reduces the Fund's
administrative expenses. There currently is no limit on exchanges out of the three CAT Portfolios. In times of extreme economic or market conditions, exchanging Fund or CAT Portfolio shares by telephone may be difficult. See "How to Redeem or Sell Fund Shares - Redemptions by Telephone" for procedures for telephone transactions.

          Redemptions of shares in connection with exchanges into or
out of the    Fund     are made at the net asset value per share next
determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into a CAT Portfolio. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

          All exchanges out of the    Fund     into a CAT Portfolio
are subject to the minimum and subsequent investment requirements of the CAT Portfolio into which shares are being exchanged. Exchanges will be accepted only if the registration of the two accounts is identical.

Neither the    Fund     nor the CAT Portfolios, or their transfer
agents or advisers assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine. See "How to Redeem or Sell Fund Shares - Redemptions by Telephone" for procedures for telephone transactions. All shareholders have Telephone Transaction Privileges to authorize exchanges unless they specifically decline this service on the account application or by writing to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141.

          (ii)  Systematic Withdrawal Plan.  A shareholder who owns
                --------------------------
shares of    the Fund     worth at least $5,000 at the current net
asset value may establish a Systematic Withdrawal account from which a fixed sum, minimum of $50, will be paid to the shareholder monthly, quarterly, semiannually or annually. You will receive confirmation of systematic withdrawals after the end of each calendar quarter.

          For more information regarding the Systematic Withdrawal Plan and forms to open such accounts, please write to the Berger Funds, c/o DST Systems, Inc., P. O. Box 419958, Kansas City, MO 64141, or call 1-800-551-5849.

13.  TAX-SHELTERED RETIREMENT PLANS

          The    Fund offers     several tax-qualified retirement
plans for adoption by individuals and employers.  Participants in
these plans can accumulate shares of the    Fund     on a tax-deferred
basis.

          The    Fund offers     both a profit-sharing plan and a
money purchase pension plan for employers and self-employed persons. Contributions to these plans are tax-deductible and earnings are tax-exempt until distributed. Under the profit-sharing plan, the employer or self-employed person can adjust their contributions from year to year. Under the money purchase pension plan, the employer or self-employed person must commit to a contribution each year. When these plans are adopted by self-employed persons, they are commonly referred to as Keogh or HR 10 plans.

          The    Fund     also    offers     an Individual Retirement
Account ("IRA"). Individuals who have compensation, but who are either not covered by existing qualified retirement plans and do not have spouses covered by such plans, or do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to an IRA. Individuals who are covered by existing retirement plans or have spouses covered by such plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for Federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

          The    Fund     also    offers     a 403(b) Custodial
Account. Employees of certain tax-exempt organizations and public schools may contribute tax-deductible dollars to these accounts, on which earnings are tax-exempt until distributed.

          In order to receive the necessary materials to create a profit-sharing or money purchase pension plan account, an IRA account
or a 403(b) Custodial Account, please write to the    Fund    , c/o
Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call
1-800-333-1001.

   14.      INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT

          The Fund        intends to declare dividends representing
the Fund's net investment income annually, normally in December.
       It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

             The Fund     is treated as a separate entity for tax
purposes and has elected and intends to maintain its qualification to be treated as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  If    it     so
   qualifies     and    meets     certain minimum distribution
requirements, the    Fund     will not be liable for Federal income
tax on the amount of    its     earnings that are distributed.  If
   the     Fund distributes annually less than 98% of its income and
gain, it will be subject to a nondeductible excise tax equal to 4% of the shortfall.

          All dividends or capital gains distributions paid by
   the     Fund will be automatically reinvested in shares of
   the     Fund at the net asset value on the ex-dividend date unless an investor specifically requests that either dividends or distributions, or both, be paid in cash. The election to receive dividends or distributions in cash or to reinvest them in Fund shares may be changed by calling the Berger Funds at 1-800-551-5849 or by written request to the Berger Funds, c/o DST Systems, Inc., P.O. Box 419958, Kansas City, MO 64141, and must be received at least ten days prior to the record date of any dividend or capital gains distribution.

             The     Fund will inform its shareholders of the amount
and nature of such income or gains resulting from their investment in
   the     Fund.  Dividends paid by the Fund from net investment
income and distributions from net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as ordinary income.
Distributions received from    the     Fund designated as long-term
capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned shares in the Fund. Any
loss on the sale or exchange of    the     Fund's shares held for six
months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. A portion of the dividends (but not capital gains
distributions) paid by    the     Fund may be eligible for the
dividends received deduction for corporate shareholders to the extent that the Fund's income consists of dividends paid by United States corporations. If a shareholder is not subject to Federal income tax, the shareholder will not generally be taxed on amounts distributed by
   the     Fund.

          Dividends and interest received by the    Fund     on
foreign securities may give rise to withholding and other taxes imposed by foreign countries.  It is expected that foreign taxes paid
by the    Fund     will be treated as    an expense     of the
   Fund    .  Tax conventions between certain countries and the United
States may reduce or eliminate such taxes.

          At certain levels of taxable income, the Internal Revenue Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28% maximum rate, whereas ordinary income is taxed at a 39.6% maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

          The foregoing is only a brief summary of the Federal income
tax considerations affecting the    Fund     and    its
shareholders. Accordingly, potential investors should consult their tax advisors with specific reference to their own tax situation.

   15.      ADDITIONAL INFORMATION

          The        Berger Investment Portfolio Trust    is     a
Delaware business trust organized on August 23, 1993.  The
          Berger New Generation Fund was established on December 21,
1995, as the second series or portfolio under the Trust    .  The
Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series
comprising Berger Small Company Growth Fund    and Berger New
Generation Fund are     the only    portfolios     established under
the Trust, although others may be added in the future. Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

          Shareholders of the Berger    Small Company Growth     Fund
and the Berger    New Generation     Fund    generally     vote
separately on matters relating to those respective    funds, although
they vote together and     with the holders of any other series of the
Trust issued in the future in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share
of    the     Fund has one vote.  Shares of    the     Fund have
noncumulative voting rights, which means that the holders of more than
50% of the shares voting for the election of        trustees can elect
100% of the        trustees if they choose to do so and, in such
event, the holders of the remaining less than 50% of the shares voting
for the election of        trustees will not be able to elect any
person or persons as        trustees.     The Fund is not     required
to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees.

          If shareholders owning at least 10% of the outstanding
shares of the Berger        Investment Portfolio Trust so request, a
special shareholders' meeting will be held for the purpose of
considering the removal of a        trustee of the Trust       .
Special meetings will be held for other purposes if the holders of at
least 25% of the outstanding shares of        the Trust so request.
Subject to certain limitations, the    Trust     will facilitate
appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

          The    Fund's     transfer agent and dividend disbursing
agent is Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, MO 64105. IFTC has engaged DST Systems, Inc., as sub-agent to provide transfer agency and dividend disbursing services for

the    Fund    .  Accordingly, the address and telephone number for
DST Systems, Inc., set forth in this Prospectus should be used for
correspondence with the    Fund's     transfer agent.

   16.      PERFORMANCE

          From time to time in advertisements, the    Fund     may
discuss    its     performance ratings as published by recognized
mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or Morningstar, Inc., or by publications of general interest such as The Wall Street Journal,
                                         -----------------------
Investor's Daily, Barron's, Financial World or Kiplinger's Personal
----------------  --------  ---------------    --------------------
Finance Magazine.  In addition, the    Fund     may compare its
----------------
performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow
Jones Industrial Average, the Russell 2000 Stock Index   , the
Standard & Poor's 600 Small Cap Index     or the Nasdaq Composite
Index, or more narrowly-based indices which reflect the market sectors
in which    the     Fund invests.

          The total return of    the     Fund is calculated for any
specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

             The     Fund's total return reflects the Fund's
performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on
the overall change in value of a hypothetical investment in    the
Fund.  Because average annual total returns for more than one year
tend to smooth out variations in    the     Fund's return, investors
should recognize that such figures are not the same as actual year-by-year results.

          Any performance figures for the    Fund     are based upon
historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

          Shareholders with questions should write to the Berger
Funds, c/o Berger Associates, Inc., P.O. Box 5005, Denver, CO 80217, or call 1-303-329-0200 or 1-800-333-1001.

   INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE
REGISTRATION STATEMENT BECOMES EFFECTIVE.  THIS STATEMENT OF
ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.


                         SUBJECT TO COMPLETION
         PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED
                         DECEMBER 22, 1995

                  STATEMENT OF ADDITIONAL INFORMATION

                   BERGER    NEW GENERATION     FUND

                 SHAREHOLDER SERVICES: 1-800-551-5849

          This Statement of Additional Information about the Berger New Generation Fund (the "Fund"), a series of the Berger Investment
Portfolio Trust (the "Trust"),     is not a prospectus.  It should be
read in conjunction with the Prospectus describing the    Fund    ,
dated    March __,     1996, which may be obtained by writing the
   Fund     at P.O. Box 5005, Denver, Colorado 80217, or calling
1-800-333-1001.  The    Fund is a no-load mutual fund.

                 The investment objective of the Berger    New
Generation     Fund is capital appreciation.  The Fund seeks to
achieve this objective by investing primarily in equity securities (including common and preferred stocks, convertible debt securities
and other securities having equity features) of    companies which
develop, manufacture, sell or provide new or innovative products, services or methods of doing business which the Fund's adviser believes have the potential to significantly change the direction or dynamics of the industries in which they operate or to substantially affect the way businesses or consumers conduct their affairs. Income is not an objective of the Fund and any income produced will be a by-product of the effort to achieve the Fund's objective of capital appreciation.

                            March __,     1996
                           TABLE OF CONTENTS
                                   &
                    CROSS-REFERENCES TO PROSPECTUS



                                                Cross-References to
                                                Related Disclosures
        Table of Contents                          in Prospectus
        -----------------                       -------------------

        Introduction                              Section  2

   1.   Portfolio Policies of the Fund            Section  2, 3, 4

   2.   Investment Restrictions                   Section  3

   3.   Management of the Fund                    Section  5

   4.   Investment Adviser                        Section  5

   5.   Expenses of the Fund                      Section  6, 7

   6.   Brokerage Policy                          Section  6, 7

   7.   How to Purchase Shares in                 Section  8
        the Fund

   8.   How the Net Asset Value is                Section  9
        Determined

   9.   Income Dividends, Capital Gains           Section 14
        Distributions and Tax Treatment

  10.   Suspension of Redemption Rights           Section 11

  11.   Tax-Sheltered Retirement Plans            Section 13

  12.   Special Purchase and Exchange Plans       Section 12

  13.   Performance Information                   Section 16

  14.   Additional Information                    Section 15

        Financial Statements                      Not Applicable


                             INTRODUCTION
                             ------------

          The Berger           New Generation Fund is a mutual
fund    , or open-end, diversified, management investment
          company.  The     investment objective of the        Fund is
       capital appreciation.

1.        Portfolio Policies of the    Fund
          ------------------------------

          The Prospectus discusses the investment objective of
       the    Fund     and the policies to be employed to achieve that
objective.  This section contains supplemental information concerning
the types of securities and other instruments in which the    Fund
may invest, the investment policies and portfolio strategies that the
   Fund     may utilize and certain risks attendant to those
investments, policies and strategies.

          ILLIQUID AND RESTRICTED SECURITIES.     The Fund     is
authorized to invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities,
they are not readily marketable.  However, the    Fund     will
   not     purchase any such security, the purchase of which would
cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to authority delegated from
the        trustees, the    Fund's     adviser will determine whether
securities issued in offerings made pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted
security,    the     Fund might have to incur the potentially
substantial expense and delay associated with effecting registration.

          REPURCHASE AGREEMENTS.  As discussed in the Prospectus,
   the     Fund may invest in repurchase agreements with various
financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A
repurchase agreement is an agreement under which    the     Fund
acquires a debt security (generally a security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be

considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the
instrument is held by    the     Fund and is unrelated to the interest
rate on the underlying instrument.  In these transactions, the
securities acquired by    the     Fund (including accrued interest
earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian
bank until repurchased.  In addition, the        trustees will
establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to
a repurchase agreement with    the     Fund.     The Fund     will
   not     enter into a repurchase agreement maturing in more than
seven days if as a result more than 15% of the Fund's total assets would be invested in such repurchase agreements and other illiquid securities.

          The use of repurchase agreements involves certain risks.
For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the
value of the security has declined,    the     Fund may incur a loss
upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the
underlying security is collateral for a loan by    the     Fund not
within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is
possible that    the     Fund may not be able to substantiate its
interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While management of the
   Fund     acknowledges these risks, it is expected that they can be
controlled through careful monitoring procedures.

          WHEN-ISSUED AND DELAYED DELIVERED SECURITIES.     The
Fund may purchase and sell securities on a when-issued or delayed
delivery basis.  However,    the Fund does not     currently
   intend     to purchase or sell securities on a when-issued or
delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers
eligible for investment by    the     Fund) are purchased or sold by
the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield on a comparable security available when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction
may result in    the     Fund missing the opportunity of obtaining a
price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by
   the     Fund until it receives delivery or payment from the other
party to the transaction.

          When    the     Fund purchases securities on a when-issued
basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other high-grade debt obligations readily convertible into cash having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

          LENDING OF SECURITIES. As discussed in the Prospectus, the Fund may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending
its securities, the        Fund will be attempting to generate income
through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

          The        Fund bears a risk of loss in the event that the
other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to

redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

          SHORT SALES.     The     Fund currently only intends to
engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve.  If    the     Fund engages in a short sale, the collateral
account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

             The     Fund may make a short sale, as described above,
when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

          FINANCIAL FUTURES, FORWARDS AND OPTIONS.  As described in
the Prospectus,    the     Fund is authorized to make limited
investment in certain types of futures, forwards and options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of
   the     Fund's securities or the price of securities that
   the     Fund is considering purchasing.  The utilization of
futures, forwards and options is also subject to policies and
procedures which may be established by the        trustees from time
to time.  A hedging transaction may partially protect    the     Fund
from a decline in the value of a particular security or its portfolio generally, although the cost of the transaction will reduce the potential return on the security

or the portfolio.  Following is additional information concerning the
futures, forwards and options in which the    Fund     may invest,
provided that no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures
transactions and premiums for options.  In addition,    the     Fund
may only write call options that are covered and only up to 25% of the Fund's total assets. The following information should be read in
conjunction with the information concerning the    Fund's
investment in futures, forwards and options and the risks of such investments contained in the Prospectus.

          Futures Contracts.  Financial futures contracts are
          -----------------
contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the long or short holder, if the contract is held to its specified delivery date, to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of a securities index. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the value of the underlying instruments, in most cases the contractual obligation is offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

             The     Fund may enter into contracts for the purchase or
sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

          Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be returned or credited to the
   Fund     upon termination of the futures contract, assuming all
contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and

variation margin payments do not constitute purchasing securities on
margin for purposes of    the     Fund's investment limitations.  The
   Fund     will incur brokerage fees when    it buys

    or


   sells     futures contracts.

          In the event of the bankruptcy of the FCM that holds margin
on behalf of    the     Fund, the Fund may be entitled to return of
margin owed to the Fund only in proportion to the amount received by
the FCM's other customers.     The     Fund will attempt to minimize
the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

             The     Fund intends to comply with guidelines of
eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

          Although    the     Fund would hold cash and liquid assets
in a segregated account with a value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

          The acquisition or sale of a futures contract may occur, for
example, when    the     Fund is considering purchasing or holds
equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining
as much as it otherwise would have.     The     Fund also could
protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as an investment technique allows the
   Fund     to maintain a defensive position without having to sell
portfolio securities.

          Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an

anticipatory hedge.  Since the fluctuations in the value of futures
contracts should be similar to those of equity securities,    the
Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

          To the extent    the     Fund enters into futures contracts
for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to the futures contracts will consist of high-grade liquid assets from its portfolio in an amount equal to the difference between the amount of the Fund's obligation under the contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts.

          The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of
general price trends by the    Fund     still may not result in a
successful use of futures.

          Futures contracts entail risks.  Although    the     Fund
believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any

initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by
such positions.  However,    the     Fund intends to monitor its
investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

          The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the
standardized futures contracts available to    the     Fund will not
match exactly the Fund's current or potential investments.     The
Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

          Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely
correlate with    the     Fund's investments.  Futures prices are
affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.
Imperfect correlations between    the     Fund's investments and its
futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.
   The     Fund may buy or sell futures contracts with a greater or
lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in
   the     Fund's futures positions are poorly correlated with its
other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

          Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for
   the     Fund to enter into new positions or close out existing
positions. If the secondary market for a futures contract is not liquid because of price

fluctuation limits or otherwise,    the     Fund may not be able to
promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery
date, regardless of changes in its value.  As a result,    the
Fund's access to other assets held to cover its futures positions also could be impaired.

          Options on Futures Contracts.     The     Fund may buy and
          ----------------------------
write options on futures contracts for hedging purposes.  An option on
a futures contract gives the    Fund     the right (but not the
obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of
futures contracts,    the     Fund may buy a call option on a futures
contract to hedge against a market advance, and    the     Fund might
buy a put option on a futures contract to hedge against a market decline.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the
expiration of the call option is below the exercise price,    the
Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the
Fund's portfolio holdings.  If a call option    the     Fund has
written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities
and changes in the value of the futures positions,    the     Fund's
losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is
similar in some respects to the purchase of protective put options on
portfolio securities.  For example,    the     Fund may buy a put
option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

          The amount of risk    the     Fund assumes when it buys an
option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

          Forward Foreign Currency Exchange Contracts.  A forward
          -------------------------------------------
contract is an agreement between two parties in which one party is

obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The
   Fund     currently    intends     that the only forward contracts
or commitments that    it     might enter into for hedging purposes
are forward foreign currency exchange contracts, although the
   Fund     may enter into additional forms of forward contracts or
commitments in the future if they become available and advisable in
light of the    Fund's     objectives and investment policies.
Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

          The following discussion summarizes the    Fund's
principal uses of forward foreign currency exchange contracts
("forward currency contracts").     The     Fund may enter into
forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency).
   The     Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction
hedge").     The     Fund also may hedge some or all of its
investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the
currency.     The     Fund also may enter into a forward currency
contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In
any of these circumstances    the     Fund may, alternatively, enter
into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

          These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the
proceeds of or rates of return on    the     Fund's foreign currency
denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar

equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting
   the     Fund's currency exposure from one foreign currency to
another limits    the     Fund's opportunity to profit from increases
in the value of the original currency and involves a risk of increased
losses to    the     Fund if its portfolio manager's projection of
future exchange rates is inaccurate. Cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance
for    the     Fund than if it had not entered into such contracts.
Also, with regard to    the     Fund's use of cross-hedges, there can
be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the
exchange rates of the foreign currencies underlying    the     Fund's
cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

          The    Fund     will cover outstanding forward currency
contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being
hedged.  To the extent that    the     Fund is not able to cover its
forward currency positions with underlying portfolio securities, the
   Fund's     custodian will segregate cash or high-grade liquid
assets having a value equal to the aggregate amount of    the
Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the
amount of    the     Fund's commitments with respect to such
contracts.

          While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward
contracts.  In such event, the    Fund's     ability to utilize
forward contracts may be restricted.     The     Fund may not always
be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.
In addition, when    the     Fund enters into a privately negotiated
forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an
unlimited extent over a period of time.  However,    the     Fund
intends to monitor its investments closely and will attempt to renegotiate or close its

positions when the risk of loss to the Fund becomes unacceptably high.

          Options on Securities and Securities Indices.     The
          --------------------------------------------
Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium.
Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be
exercised and the underlying security would then be sold by    the
Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when
   the     Fund writes a call option on a securities index, the Fund
bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

          A call option written by    the     Fund is "covered" if the
Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is
also deemed to be covered if    the     Fund holds a call on the same
security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high-grade liquid assets in a segregated account with its custodian.

          The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

          The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the

clearing corporation.  If    the     Fund desires to sell a particular
security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

             The     Fund will realize a profit from a closing
transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

          An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing
transactions in particular options with the result that    the
Fund would have to exercise the options in order to realize any
profit.  If    the     Fund is unable to effect a closing purchase
transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both,
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

          In addition, when    the     Fund enters into an over-the-
counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

          An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

             The     Fund may buy call options on securities or
securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will
reduce the benefit, if any, realized by    the     Fund upon exercise
of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless
to the Fund.     The     Fund may buy put options to hedge against a
decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit,
if any, realized by    the     Fund upon exercise of the option, and,
unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

          An example of a hedging transaction using an index option
would be if    the     Fund were to purchase a put on a stock index,
in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in
which the    Fund     will generally invest may be imperfect, the
   Fund expects    , nonetheless, that the use of put options that
relate to such indices will, in certain circumstances, protect against
declines in values of specific portfolio securities or    the
Fund's portfolio generally.  Although the purchase of a put option may
partially protect    the     Fund from a decline in the value of a
particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

          PORTFOLIO TURNOVER.         The annual portfolio turnover
          rate of the Berger New Generation Fund is expected at times
to exceed     100%.  A 100% annual turnover rate results, for example,
if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. A 100% turnover rate is higher than
the turnover rate experienced by most mutual funds          .
Investment     changes will be made whenever management deems them
appropriate even if this results in a higher portfolio turnover rate.
   In addition, portfolio turnover may increase as a result of

large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

          A high portfolio turnover rate increases the brokerage
expenses of the Fund.  A high            turnover rate has no direct
relationship to the tax liability of    the     Fund, although sales
of certain stocks will lead to realization of gains, and, possibly,
increased taxable distributions.     The Fund's brokerage policy is
discussed further under Section 6 Brokerage Policy, and additional information concerning income taxes is located under Section 9 Income Dividends, Capital Gains Distributions and Tax Treatment.

2.        Investment Restrictions
          -----------------------

             The Fund has adopted certain fundamental restrictions on its investments and other activities, and none of these restrictions may be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

             The following fundamental restrictions apply to the
Berger New Generation     Fund.  The Fund may not:

          1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase
(a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

          2. Invest in any one industry (other than U.S. government securities) more than 25% of the value of its total assets at the time of such investment.

          3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

          4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or

commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

          5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

          In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, the Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

          The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

          1. The Fund may not purchase securities of any company which, including its predecessors and parents, has a record of less than three years' continuous operation, if such purchase would cause the Fund's investments in all such companies taken at cost to exceed
   15%     of the value of the Fund's total assets.

          2. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

          3. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

          4. The Fund may not invest in companies for the purposes of exercising control of management.

          5. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

          6. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's total net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

          7. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

          8. The Fund may not purchase or sell any interest in an oil, gas or mineral development or exploration program, including investments in oil, gas or other mineral leases, rights or royalty contracts (except that the Fund may invest in the securities of issuers engaged in the foregoing activities).

          9. The Fund's investments in warrants valued at the lower of cost or market may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange.

3.        Management of the    Fund
          ----------------------

          The           trustees and executive officers of the
Fund     are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

*  RODNEY L. LINAFELTER, 210 University Boulevard, Suite 900,
     Denver, CO 80206, age 36. President since November 1994 (formerly, Vice President from October 1990 to November 1994), a Portfolio Manager since October 1990 and a Director since October 1994 of Berger 100 Fund and Berger Growth and Income Fund. Trustee and President of Berger Investment Portfolio Trust since its inception in August 1993. President and Portfolio Manager of Berger IPT - 100 Fund and Berger IPT - Growth and Income Fund and a Trustee of Berger Institutional Products Trust since its inception in October 1995. Vice President (since December 1990) and Chief Investment Officer (since October 1994), Director (since
____________________

*  Interested person (as defined in the Investment Company Act of
1940) of    the     Fund and of Berger Associates.

     January 1992) and, formerly, Portfolio Manager (January 1990 to December 1990), with Berger Associates. Formerly (April 1986 to December 1989), Financial Consultant (registered representative) with Merrill Lynch, Pierce, Fenner & Smith, Inc.

*  WILLIAM R. KEITHLER, 210 University Boulevard, Suite 900,
     Denver, CO 80206, age 43. President since November 1994 (formerly, Vice President from December 1993 to November 1994) and Portfolio Manager of the Berger Small Company Growth Fund.
        President and Portfolio Manager of the Berger New Generation
     Fund since its inception in December 1995.      President and
     Portfolio Manager of the Berger IPT - Small Company Growth Fund of the Berger Institutional Products Trust since its inception in
     October 1995.   Since December 1993, Vice President-Investment
     Management of Berger Associates. Formerly, Senior Vice President (January 1993 to December 1993), Vice President (January 1991 to January 1993) and Portfolio Manager (January 1988 to January
     1991) of INVESCO Trust Company (investment management).

   DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO 80110, age 67. President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office Manager of Merrill Lynch Capital Markets. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger Institutional Products Trust.

*  WILLIAM M. B. BERGER, 210 University Boulevard, Suite 900,
     Denver, CO 80206, age 70. Director and, formerly, President (1974-1994) of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust since its inception in August 1993 (Chairman of the Trustees through November 1994). Trustee of Berger Institutional Products Trust since its inception in October 1995. Chairman (since 1994) and a Director (since 1973) and, formerly, President (1973-1994) of Berger Associates.

   LOUIS R. BINDNER, 1075 South Fox, Denver, CO  80223, age 70.
     President, Climate Engineering, Inc. (building environmental systems). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger Institutional Products Trust.

   KATHERINE A. CATTANACH, 384 South Ogden, Denver, CO 80209, age
     50. President, Cattanach & Associates, Ltd. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State
____________________

*  Interested person (as defined in the Investment Company Act of
1940) of    the     Fund and of Berger Associates.

     University); Chartered Financial Analyst (CFA).  Director of
     Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger Institutional
     Products Trust.

   LUCY BLACK CREIGHTON, 1917 Leyden Street, Denver, CO 80220, age
     68. Associate, University College, University of Denver. Formerly, President of the Colorado State Board of Land Commissioners (1989-1995), and Vice President and Economist (1983-1988) and Consulting Economist (1989) for First Interstate Bank of Denver. Ph.D. in Economics (Harvard University). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger Institutional Products Trust.

   PAUL R. KNAPP, 33 North LaSalle Street, Suite 1920, Chicago, IL
     60602, age 50. Since 1991, Director, Chairman, President and Chief Executive Officer of Catalyst Institute (international public policy research organization focused primarily on financial markets and institutions) and Catalyst Consulting (international financial institutions business consulting firm). Formerly (1988-1991), Director, President and Chief Executive Officer of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger Institutional Products Trust.

   HARRY T. LEWIS, JR., 370 17th Street, Suite 5150, Denver, CO
     80202, age    63    .  Self-employed as a private investor.
     Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger Institutional Products Trust.

   MICHAEL OWEN, 412 Reid Hall, Montana State University, Bozeman,
     MT  59717, age    59    .  Since 1994, Dean, and since 1989, a
     member of the Finance faculty, of the College of Business, Montana State University. Self-employed as a financial and management consultant, and in real estate development. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger 100 Fund and Berger Growth and Income Fund. Chairman of the Trustees of Berger Investment Portfolio Trust and Berger Institutional Products Trust.

   WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO 80135, age 67. President, Sinclaire Cattle Co., and private investor. Director of Berger 100 Fund and Berger Growth and Income Fund. Trustee of Berger Investment Portfolio Trust and Berger
     Institutional Products Trust.


*  KEVIN R. FAY, 210 University Boulevard, Suite 900, Denver,
     CO 80206, age 40. Vice President, Secretary and Treasurer of Berger 100 Fund and Berger Growth and Income Fund since October 1991, of Berger Investment Portfolio Trust since its inception in August 1993 and of Berger Institutional Products Trust since its inception in October 1995. Also, Vice President-Finance and Administration, Secretary and Treasurer of Berger Associates since September 1991. Formerly, Financial Consultant (registered representative) with Neidiger Tucker Bruner, Inc. (broker-dealer) (October 1989 to September 1991) and Financial Consultant with Merrill Lynch, Pierce, Fenner & Smith, Inc. (October 1985 to October 1989).
____________________

*  Interested person (as defined in the Investment Company Act of
1940) of    the     Fund and of Berger Associates.

   TRUSTEE     COMPENSATION

             Officers     of the    Fund receive     no compensation
from the    Fund.  However, trustees of the Fund     who are not
interested persons of Berger Associates are compensated for their services according to a fee schedule, allocated among the
   Berger     Funds, which includes an annual fee component and a per
meeting fee component.  Neither the officers of the    Fund     nor
the        trustees receive any form of pension or retirement benefit
compensation from the    Fund    .

          Set forth below is information regarding compensation
(including reimbursement of expenses) paid or accrued during the
fiscal year ended September 30, 1995,        for each trustee of the
Berger Investment Portfolio Trust    and for all the Berger Funds    .




NAME AND POSITION                                     AGGREGATE COMPENSATION FROM
WITH BERGER FUNDS
=====================================================================================
                                                         BERGER             ALL
                                                       INVESTMENT          BERGER
                                                       PORTFOLIO           FUNDS
                                                        TRUST<F1>
=====================================================================================
Rodney L.
Linafelter<F2><F3><F4>                                  $     0             $     0

Dennis E. Baldwin<F3>                                   $ 5,834             $46,617

William M.B. Berger<F3><F4>                             $     0             $     0

Louis R. Bindner<F3>                                    $ 4,868             $39,687

Katherine A. Cattanach<F3>                              $ 5,626             $45,000

Lucy Black Creighton<F3>                                $ 4,685             $38,132

Paul R. Knapp<F3>                                       $ 6,410             $50,976

Harry T. Lewis<F3>                                      $ 5,421             $43,500

Michael Owen<F3>                                        $ 7,275             $57,544

William Sinclaire<F3>                                   $ 4,700             $38,247

<F1>  Those trustees who are not interested persons of Berger Associates received as a group trustees' compensation
(including reimbursement of expenses) from Berger Investment Portfolio Trust (relating to the Berger Small Company
Growth Fund) of approximately $44,819 during the fiscal year ended September 30, 1995. Since the Berger New
Generation Fund was only recently established, the trustees of the Berger Investment Portfolio Trust did not receive any compensation relating to that Fund during the fiscal year ended September 30, 1995.

<F2>  President of Berger 100 Fund, Berger Growth and Income Fund and Berger Investment Portfolio Trust.

<F3>  Director of Berger 100 Fund and Berger Growth and Income Fund.  Trustee of Berger Investment Portfolio Trust
and Berger Institutional Products Trust.

<F4>  Interested person of Berger Associates.

          Commencing in January 1996,        trustees may elect to
defer receipt of all or a portion of their fees (both the annual and per meeting components) pursuant to a fee deferral plan adopted by
       the Berger Investment Portfolio Trust.     The     Fund's
obligation to make payments of deferred fees under the plan is a general obligation of the Fund.

          As of    December 31    , 1995, the officers and
   trustees     of the    Trust     as a group owned of record or
beneficially           no shares of the Berger New Generation
Fund.

4.        Investment Adviser
          ------------------

          Berger Associates is the investment adviser to    the
Fund. Rodney L. Linafelter, Vice President and Chief Investment Officer and a director of Berger Associates, is also President, portfolio manager and a director of both the Berger 100 Fund and the Berger Growth and Income Fund, and President and a Trustee of the Berger Investment Portfolio Trust. William R. Keithler, Vice President-Investment Management of Berger Associates, is also
President and portfolio manager of the Berger    New Generation Fund
and the Berger     Small Company Growth Fund.  Kevin R. Fay, Vice
President-Finance and Administration, Secretary and Treasurer of Berger Associates, also serves as Vice President, Secretary and Treasurer of the Berger Funds.

          Berger Associates serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Berger Associates may recommend purchases and sales of the same investment securities for
   the     Fund, other Berger Funds, and for one or more other
investment accounts. In such cases, it will be the practice of Berger Associates to allocate the purchase and sale transactions among the participating Berger Funds and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Berger Funds and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by each of the Berger Funds and each account, the size of investment commitments generally held by each Berger Fund and each account, and the opinions of the persons responsible for recommending investments to the Berger Funds and the accounts.

          The officers of Berger Associates are Gerard M. Lavin, President, 210 University Blvd., Suite 900, Denver, CO 80206;
Rodney L. Linafelter, Vice President and Chief Investment Officer; William R. Keithler, Vice President-Investment Management; Craig D. Cloyed, Vice President and Chief Marketing Officer; and Kevin R. Fay, Vice President-Finance and Administration, Secretary and Treasurer. The directors of Berger Associates are Mr. Lavin, Landon H. Rowland, 114 West 11th Street, Kansas City, MO 64105, and Mr. Linafelter and William M.B. Berger (both of whom also serve as directors of the Berger 100 Fund and the Berger Growth and Income Fund and as trustees of the Berger Investment Portfolio Trust).

          Berger Associates permits its directors, officers and employees to purchase and sell securities for their own accounts in accordance with a Berger Associates policy regarding personal investing. The policy requires all directors, officers and employees of Berger Associates to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the
   Fund     or Berger Associates' other advisory clients.  Directors
and officers of Berger Associates (including those who also serve as
       trustees of the    Fund    ), investment personnel and other

designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account,
including the    Fund    .

          In addition to the pre-clearance requirements described above, the policy subjects directors and officers of Berger Associates
(including those who also serve as        trustees of the
   Fund    ), investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Berger Associates' policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.
The policy is administered by Berger Associates and the provisions of the policy are subject to interpretation by and exceptions authorized by its board of directors.

             The     Investment Advisory Agreement           between
Berger Associates and the Berger New Generation Fund came into effect immediately prior to the date of this Statement of Additional
Information.  The Agreement     will continue in effect until the last
day of April,    1997    , and thereafter from year to year if such
continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or Berger Associates. Each Agreement is subject to termination by the Fund or Berger Associates on 60 days' written notice, and terminates automatically in the event of its assignment.

          Kansas City Southern Industries, Inc. ("KCSI") owns approximately 80% of the outstanding shares of Berger Associates.
KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation services and financial asset management. KCSI also owns approximately 41% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction
processing company which acts as the    Fund's     sub-transfer agent.

5.        Expenses of the    Fund
          --------------------

          Under the Investment Advisory Agreement for    the
Berger    New Generation     Fund, Berger Associates is compensated
for its investment advisory services to the Fund by the payment of a fee at the annual rate of .9 of 1% (0.90%) of the average daily net
assets of the        Fund.  The fee is accrued daily and payable
monthly. This fee is higher than that paid by most other mutual funds.

             The     Fund pays all of its expenses not assumed by
Berger Associates, including, but not limited to, investment adviser fees, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest
charges, federal and state taxes, costs of    share     certificates,
expenses of shareholders' meetings, compensation of        trustees
who are not interested persons of Berger Associates, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are
considered a cost of securities of    the     Fund.     The     Fund
also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses of the Fund.

             The     Fund has adopted a 12b-1 plan (the "Plan")
pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to Berger Associates of a 12b-1 fee of .25 of 1% (0.25%) per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The expenses paid by Berger Associates include the costs of preparing, printing and mailing prospectuses to other than existing shareholders, as well as promotional expenses directed at increasing the sale of
Fund shares.  The        12b-1    Plan     for the Berger    New
Generation     Fund came into effect           immediately prior to
the date of this Statement of Additional Information    .  A further
discussion of the    Plan     is contained in Section    7     of the
Prospectus, and is incorporated herein by this reference.

             The Fund     has appointed Investors Fiduciary Trust
Company ("IFTC") as its recordkeeping and pricing agent.  In addition,
IFTC also serves as the    Fund's     custodian, transfer agent and
dividend disbursing agent. IFTC has engaged DST as sub-agent to provide transfer agency and dividend disbursing services for the
   Fund    .  As noted in the previous section, approximately 41% of
the outstanding shares of DST are owned by KCSI. The addresses and telephone numbers for DST set forth in the Prospectus and this Statement of Additional Information should be used for correspondence with the transfer agent.

          As recordkeeping and pricing agent, IFTC calculates the
daily net asset value of    the Fund     and performs certain
accounting and recordkeeping functions required by the    Fund    .
The    Fund pays     IFTC a monthly base fee of $500       , plus an
asset-based fee at an annual rate of $.10 per $1,000 of the Fund's
assets (minimum monthly asset fee of $750   ), plus an additional $.10
per $1,000 of the Fund's assets invested in foreign securities    .
IFTC is also reimbursed for certain out-of-pocket expenses.

          IFTC, as custodian, and its subcustodians have custody and
provide for the safekeeping of the    Fund's     securities and cash,

and receive and remit the income thereon as directed by the management
of the    Fund    .  The custodian and subcustodians do not perform
any managerial or policy-making functions for the    Fund    .  For
its services as custodian, IFTC receives a fee, payable monthly, at an
annual rate ranging from $.05 to $.10 per $1,000 of assets    under
custody invested in domestic securities    , based on the assets of
all funds in the Berger Funds complex          , and     $.50 to $4.50
per $1,000 of Fund assets under custody    invested in     foreign
securities       .     IFTC also receives     certain transaction fees
and    is reimbursed for     out-of-pocket expenses.

          As transfer agent and dividend disbursing agent, IFTC (through DST, as sub-agent) maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information
to the    Fund's     shareholders; calculates the amount of, and
delivers to the    Fund's     shareholders, proceeds representing all
dividends and distributions; and performs other related services.  For
these services, IFTC receives a fee from the    Fund     at an annual
rate of $15.05 per open Fund shareholder account, subject to scheduled increases, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses, which fees in turn are
passed through to DST as sub-agent.     All of IFTC's fees are subject
to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Fund.

             The trustees of the Fund have authorized Berger Associates to place portfolio transactions on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for the Fund are effected through DSTS, the portion of the commissions received by it is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commissions is retained by DSTS.

          The    Fund     and Berger Associates have entered into
arrangements with certain organizations (broker-dealers, recordkeepers and administrators) to provide subtransfer agency, recordkeeping, shareholder communications, subaccounting and/or other services to
investors purchasing shares of the    Fund     through investment
programs or pension plans established or serviced by those
organizations.  The    Fund     and/or Berger Associates may pay fees
to these organizations for their services.  Any such fees paid by
   the     Fund will be for services that otherwise would be provided or paid for by the Fund if all the investors who own Fund shares through the organization were registered record holders of shares in the Fund.

          In addition, under a separate Administrative Services
Agreement with respect to    the     Fund, Berger Associates performs
certain administrative and recordkeeping services not otherwise performed by IFTC, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission
and state regulatory authorities.     The     Fund pays Berger
Associates a fee at an annual rate of        one-hundredth of one
percent

(0.01%) of its average daily net assets for such services.     This
fee is     in addition to the investment advisory    fee     paid
under the Investment Advisory Agreement.  The administrative services
   fee     may be changed by the        trustees without shareholder
approval.

             Berger Associates has agreed to waive its advisory fee
to the extent that the Fund's normal     operating expenses
          in any fiscal year, including the management fee and the
12b-1 fee, but excluding     brokerage commissions, interest, taxes
and extraordinary expenses,           exceed 1.90% of the Fund's
average daily net assets        for that fiscal year.

6.        Brokerage Policy
          ----------------

          Although    the     Fund retains full control over its own
investment policies, under the terms of its Investment Advisory Agreement, Berger Associates is directed to place the portfolio transactions of the Fund. Berger Associates is required to report on
the placement of brokerage business to the        trustees of
   the     Fund every quarter, indicating the brokers with whom Fund
portfolio business was placed and the basis for such placement.

          The Investment Advisory Agreement that    the     Fund has
with Berger Associates authorizes and directs Berger Associates to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.
However, each Agreement specifically authorizes Berger Associates to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Berger Associates determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research
services provided by such broker        viewed in terms of either that
particular transaction or the overall responsibilities of Berger
Associates.

          In accordance with this provision of the Agreement, Berger
Associates places portfolio brokerage business of    the     Fund with
brokers who provide useful research services to Berger Associates. Such research services typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that Berger Associates may be apprised of current developments in the above-mentioned factors.

          The research services received from brokers are often helpful to Berger Associates in performing its investment advisory
responsibilities to the    Fund    , but they are not essential, and
the availability of such services from brokers does not reduce the

responsibility of Berger Associates' advisory personnel to analyze and
evaluate the securities in which the    Fund invests    .  The
research services obtained as a result of the    Fund's     brokerage
business also will be useful to Berger Associates in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger Associates in rendering
investment advice to the    Fund    .  Although such research services
may be deemed to be of value to Berger Associates, they are not expected to decrease the expenses that Berger Associates would otherwise incur in performing its investment advisory services for the
   Fund     nor will the advisory    fee     that    is     received
by Berger Associates from the    Fund     be reduced as a result of
the availability of such research services from brokers.

          Although investment decisions for    the Fund     are made
independently from those for other investment advisory clients of Berger Associates, the same investment decision may be made for both
   the     Fund and one or more other advisory clients, including
other mutual funds advised by Berger Associates.  If    the Fund
and other clients of Berger Associates should purchase or sell the same class of securities on the same day, the orders for such transactions may be combined in order to seek the best combination of net price and execution for each. In such event, the amount and net price of the transactions would be allocated in a manner considered equitable to the Fund and each such other client.

             The     trustees of    the Fund have     authorized
Berger Associates to place portfolio transactions on an agency basis through DSTS, a wholly-owned broker-dealer subsidiary of DST. When
transactions for    the     Fund are effected through DSTS, the
portion of the commissions received by DSTS    is     credited
against, and thereby    reduces    , certain operating expenses that
the Fund would otherwise be obligated to pay. No portion of the commissions is retained by DSTS.

7.        How To Purchase Shares In the Funds
          -----------------------------------

          Minimum Initial Investment                           $500.00
          Minimum Subsequent Investment                        $ 50.00

          To purchase shares in    the Fund    , simply complete the
application form enclosed with the Prospectus.  Then mail it with a
check payable to "Berger Funds" to the    Fund     in care of DST
Systems, Inc., the    Fund's     sub-transfer agent, as follows:

          Berger Funds
          c/o DST Systems, Inc.
          P.O. Box 419958
          Kansas City, MO  64141

          If a shareholder is adding to an existing account, shares may also be purchased by placing an order by telephone call to the
   Fund     at 1-800-551-5849, and remitting payment to DST Systems,
Inc. In order to make sure that payment for telephone purchases is received on time, shareholders are encouraged to remit payment by wire or electronic funds transfer, or by overnight delivery.

          Alternatively, investors may establish an Automatic
Investment Plan, in which case the $500 minimum initial investment will be waived, subject to initial and subsequent monthly investment minimums of $50.

          In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a fee for their services, may require different minimum initial and
subsequent investments than the    Fund     and may impose other
charges or restrictions different from those applicable to
shareholders who invest in the    Fund     directly.  Fees charged by
these organizations will have the effect of reducing a shareholder's total return on an investment in Fund shares. No such charge will be paid by an investor who purchases the Fund shares directly from the Fund as described above.

8.        How The Net Asset Value Is Determined
          -------------------------------------

          The net asset value of    the     Fund is determined once
daily, at the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., New York time, Monday through Friday) each day that the NYSE is open. The NYSE is closed
and the net asset value of the    Fund     is not determined on
weekends and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day
each year.  The per share net asset value of    the     Fund is
determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.

          In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect shortly before the close of the NYSE. The market value of individual securities held by
   the     Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market

value. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant
to consistently applied procedures established by the        trustees.

9.        Income Dividends, Capital Gains
          Distributions and Tax Treatment
          -------------------------------

          It is the policy of    the     Fund to meet the
requirements of Subchapter M of the Internal Revenue Code and to distribute to its investors all or substantially all of its taxable
income as defined in the Code.            If the Fund meets     the
Subchapter M requirements,    it is     not liable for federal income
taxes to the extent    its     earnings are distributed.
Qualification as a regulated investment company under the Internal Revenue Code does not, however, involve any federal supervision of management or of the investment practices or policies of the
   Fund    .  If    the     Fund distributes annually less than 98% of
its income and gain, it will be subject to a nondeductible excise tax equal to 4% of the shortfall.

          Advice as to the tax status of each year's dividends and distributions will be mailed annually to the shareholders of
   the     Fund.  Dividends paid by    the     Fund from net
investment income and distributions from    the     Fund's net short-
term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable as
ordinary income.  Distributions received from    the     Fund
designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder has owned
shares in the Fund.  Any loss on the sale or exchange of    the
Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares. A portion of the dividends (but
not capital gains distributions) paid by    the     Fund may be
eligible for the dividends received deduction for corporate shareholders to the extent that the Fund's income consists of dividends paid by United States corporations. If a shareholder is not subject to federal income tax, the shareholder will not generally be
taxed on amounts distributed by    the     Fund.

          Dividends and interest received by the    Fund     on
foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid
by the    Fund     will be treated as expenses of the    Fund    .
Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

          At certain levels of taxable income, the Internal Revenue Code provides a preferential tax rate for long-term capital gains. Long-term capital gains of taxpayers other than corporations are taxed at a 28 percent maximum rate, whereas ordinary income is taxed at a
39.6 percent maximum rate. Capital losses continue to be deductible only against capital gains plus (in the case of

taxpayers other than corporations) $3,000 of ordinary income annually ($1,500 for married individuals filing separately).

10.       Suspension of Redemption Rights
          -------------------------------

          The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not
reasonably practicable for    the     Fund to dispose of securities
owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order
permit for the protection of shareholders of    the     Fund.

             The     Fund intends to redeem its shares only for cash,
although it retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from
its assets at its discretion.     The     Fund    is    , however,
       governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemption in kind will be the same as the method of valuing portfolio securities described under Section 8.

11.       Tax-Sheltered Retirement Plans
          ------------------------------

          The    Fund offers     a Profit-Sharing Plan, a Money
Purchase Pension Plan, an Individual Retirement Account and a 403(b) Custodial Account for adoption by employers and individuals who wish
to participate in such Plans by accumulating shares of    the Fund
with tax-deductible dollars.

Profit-Sharing and Money Purchase Pension Plans
-----------------------------------------------

          Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement
plans offered by the    Fund    .  All income and capital gains in the
Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

          If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is

based upon your and your employees' compensation or earned income. By adopting both the Profit-Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

          If you wish to purchase shares of    the     Fund in
conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and
Retirement Plan available from the    Fund    .  IFTC serves as
trustee of the Plan, for which it charges an annual trustee's fee of
$12 for each    Berger     Fund or Cash Account Trust Money Portfolio
(discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of
the    Berger     Funds or the Cash Account Trust Money Market
Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

          Distributions from the Profit-Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another qualified plan or an individual retirement account (IRA). Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the Plans is recommended.

          In order to receive the necessary materials to create a
Profit-Sharing or Money Purchase Pension Plan, please write to the
   Fund    , c/o Berger Associates, Inc., P.O. Box 5005, Denver,
Colorado 80217, or call 1-800-333-1001.

Individual Retirement Account (IRA)
-----------------------------------

          If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you can provide for your own retirement by adopting an IRA. Under an IRA, you can contribute each year up to the lesser of 100% of your compensation or $2,000. If you have a non-employed spouse (or if your spouse elects to be treated as having no compensation), you may make contributions totaling up to $2,250 to two IRAs. If neither you nor your spouse are covered by an existing qualified retirement plan, or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, and your income exceeds the applicable amounts, your IRA contributions are not

deductible for federal income tax purposes. However, whether your contributions are deductible or not, the income and capital gains on your IRA are not taxed until the account is distributed.

          If you wish to create an IRA to invest in shares of
   the     Fund, you may use the Fund's IRA custodial agreement form
which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee of $12 per
   Berger     Fund or Cash Account Trust Money Market Portfolio in
which the IRA is invested.

          Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than
April    1     of the calendar year following the year in which you
attain age 70 1/2. Since distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor is recommended.

          In order to receive the necessary materials to create an
IRA account, please write to the    Fund    , c/o Berger Associates,
Inc., P.O. Box 5005, Denver, Colorado 80217, or call 1-800-333-1001.

403(b) Custodial Accounts
-------------------------

          If you are employed by a public school system or certain tax-exempt organizations such as private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

          Your employer will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. The amount which you may contribute annually under a salary reduction agreement is generally the lesser of $9,500 or your exclusion allowance, which is based upon a specified formula. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains in the account are tax-free until withdrawn.

          Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the calendar year in which you attain age
70 1/2. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since

distributions which do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax advisor regarding the 403(b) Custodial Account is recommended.

          Individuals who wish to purchase shares of    the     Fund
in conjunction with a 403(b) Custodial Account may use a Custodian
Account Agreement and related forms available from the    Fund    .
IFTC serves as custodian of the 403(b) Custodial Account, for which it
charges an annual custodian fee of $12 per    Berger     Fund in which
the participant's account is invested.

          In order to receive the necessary materials to create a
403(b) Custodial Account, please write to the    Fund    , c/o Berger
Associates, Inc., P.O. Box 5005, Denver, Colorado 80217, or call
1-800-333-1001.

12.       Exchange Privilege and Systematic Withdrawal Plan
          -------------------------------------------------

          A shareholder who owns shares of    the Fund     worth at
least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the
shareholder at regular intervals by the           Fund    .

          To establish a Systematic Withdrawal account, the share-holder deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the shareholder's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the shareholder of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of each month.

          Withdrawal payments are not yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of the shareholder's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

          The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The shareholder may, of course, make additional deposits of Fund shares in the shareholder's account at any time.

          Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax advisor concerning proper tax treatment of the redemption.

          Any shareholder may exchange any or all of the
shareholder's shares in           the Fund for shares of the Berger
100 Fund, the Berger Growth and Income Fund or the Berger Small
Company Growth Fund     or for shares of the Money Market Portfolio,
the Government Securities Portfolio or the Tax-Exempt Portfolio of the


Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a
current prospectus of the other    Berger     Fund or CAT Portfolio.
The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by
   the Fund     or Berger Associates.  Exchanges into or out of the
   Fund     are made at the net asset value per share next determined
after the exchange request is received. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes. An exchange of shares may be made by written request directed to DST Systems, Inc., or simply by telephoning the Berger Funds at 1-800-
551-5849.  This privilege is revocable by    the Fund    , and is not
available in any state in which the shares of the    Berger     Fund
or CAT Portfolio being acquired in the exchange are not registered for sale. Shareholders automatically have telephone privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

13.       Performance Information
          -----------------------

          The Prospectus contains a brief description of how total return is calculated.

          Quotations of average annual total return for the
   Fund     will be expressed in terms of the average annual
compounded rate of return of a hypothetical investment in the Fund
over periods of 1, 5 and 10 years   , or for the life of the Fund, if
shorter    .  These are the rates of return that would equate the
initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

14.       Additional Information
          ----------------------

          The Berger           Investment Portfolio Trust is a
Delaware business trust organized on August 23, 1993. The Berger New Generation Fund was established on December 21, 1995, as the second series or portfolio under the Berger Investment Portfolio Trust.
Since the Berger New Generation Fund was only recently established, it has no operating history.

          The    Trust is authorized to issue an unlimited number of
shares of beneficial interest in series or portfolios.  Currently, the
series comprising the            Berger Small Company Growth Fund
   and the Berger New Generation Fund are the only portfolios
established under the           Trust, although others may be added in
the future.

          Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series
(fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

          In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

          As a result, the risk of a Berger    New Generation
Fund shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that, in view of the above, the risk of personal liability to shareholders of the Fund is remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Fund.

          Shares of the    Fund     have no preemptive rights, and
since    the     Fund has only one class of securities there are no
sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no conversion or subscription
rights.  Shares of the    Fund     may be transferred by endorsement,
or other customary methods, but        the    Fund     is    not
bound to recognize any transfer until it is recorded on its books.

                    As of December 22    , 1995, no person owned,
beneficially or of record, more than 5% of the outstanding shares of the Fund

   .



          Davis, Graham & Stubbs, L.L.C., 370 Seventeenth Street,
Denver, Colorado, has passed on legal matters relating to this
offering as counsel for    the     Fund.

          Price Waterhouse LLP, 950 Seventeenth Street, Denver,
Colorado,           has been appointed to act     as independent
accountants for    the     Fund for the fiscal year ended
September 30,    1996    .

          The        Berger Investment Portfolio Trust    has
filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended,
with respect to the securities of the Berger           New Generation
Fund    , of which this Statement of Additional Information is a part.
If further information is desired with respect to    the Fund     or
   its     securities, reference is made to the Registration
   Statement     and the exhibits filed as a part thereof.


                              APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

          The    Fund     may purchase securities which are
convertible into common stock when the    Fund's     management
believes they offer the potential for a higher total return than nonconvertible securities. While fixed income securities generally have a priority claim on a corporation's assets over that of common
stock, some of the convertible securities which the    Fund     may
hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments
which could result in a loss of income to    the     Fund or a decline
in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks.

          Specifically, corporate debt securities which are below investment grade (securities rated Ba or lower by Moody's or BB or
lower by Standard & Poor's) and unrated securities which    the
Fund may purchase and hold are subject to a higher risk of non-payment of principal or interest, or both, than higher grade debt securities. Generally speaking, the lower the quality of a debt security (which may be reflected in its Moody's and/or Standard & Poor's ratings), the higher the yield it will provide, but the greater the risk that interest or principal payments will not be made when due. Thus, the lower the grade of a security, the more speculative characteristics it generally has. Information about the ratings of Moody's and Standard & Poor's, and the investment risks associated with the various ratings, is set forth below.

          The market prices of these lower grade convertible securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

CORPORATE BOND RATINGS

          The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

          Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

          B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

          AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          BB, B, CCC, CC and C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

          C1-The rating C1 is reserved for income bonds on which no interest is being paid.

          D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

          Plus (+) or Minus (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PART C.   OTHER INFORMATION
          -----------------

Item 24.  Financial Statements and Exhibits:
          ---------------------------------

          (a)  Financial Statements.
               --------------------

          In Part A of the Registration Statement (Prospectus):

                 None.

             In     Part B of the Registration Statement (Statement of
          Additional Information):

             None.

          In Part C of the Registration Statement:

          None.

          (b)  Exhibits.
               --------
     (1)  Exhibit   1.        Trust Instrument
     (1)  Exhibit   2.        Bylaws
          Exhibit   3.        Not Applicable
          Exhibit   4.        Not Applicable
     (3)  Exhibit   5.1       Form of Investment Advisory Agreement
                              for Berger Small Company Growth Fund
     *    Exhibit   5.2       Form of Investment Advisory Agreement
                              for Berger New Generation Fund
          Exhibit   6.        Not Applicable
          Exhibit   7.        Not Applicable
     (6)  Exhibit   8.        Form of Custody Agreement
     *    Exhibit   9.1       New Account Application
     (1)  Exhibit   9.2.1     Form of Administrative Services
                              Agreement for Berger Small Company
                              Growth Fund
     *    Exhibit   9.2.2     Form of Administrative Services
                              Agreement for Berger New Generation Fund
     (2)  Exhibit   9.3       Form of Recordkeeping and Pricing Agent
                              Agreement
     (2)  Exhibit   9.4       Form of Agency Agreement
     (4)  Exhibit   9.5.1     Services Agreement between Berger
                              Associates, Inc., Charles Schwab & Co.,
                              Inc. and Berger Investment Portfolio
                              Trust on behalf of Berger Small Company
                              Growth Fund, effective February 1, 1994
     *    Exhibit   9.5.2     Amendment to Services Agreement between
                              Berger Associates, Inc., Charles Schwab
                              & Co., Inc. and Berger Investment
                              Portfolio Trust to

                              include Berger New Generation Fund,
                              effective ____________, 1996
     (3)  Exhibit   10.       Opinion and consent of Davis, Graham &
                              Stubbs, L.L.C.
     (6)  Exhibit   11.1      Consent of Price Waterhouse LLP
     (6)  Exhibit   11.2      Consent of Smith, Brock & Gwinn
          Exhibit   12.       Not Applicable
     (3)  Exhibit   13.       Investment Letter from Initial
                              Stockholder (for purchase of shares of
                              Berger Small Company Growth Fund)
     (5)  Exhibit   14.1      Form 5305-A Individual Retirement
                              Custodial Account and Related Documents
     (2)  Exhibit   14.2      Investment Company Institute Prototype
                              Money Purchase Pension and Profit
                              Sharing Plan Basic Document #01 and
                              Related Documents
     (2)  Exhibit   14.3      403(b)(7) Plan Custodial Account
                              Agreement and Related Documents
     (2)  Exhibit   15.1      Rule 12b-1 Plan for Berger Small Company
                              Growth Fund
     *    Exhibit   15.2      Rule 12b-1 Plan for Berger New
                              Generation Fund
     (4)  Exhibit   16.       Schedule for Computation of Performance
                              Data
     (6)  Exhibit   17.1      Financial Data Schedule for Berger Small
                              Company Growth Fund
     **   Exhibit   17.2      Financial Data Schedule for Berger New
                              Generation Fund
          Exhibit   18.       Not Applicable
___________________

*    To be filed by amendment.
** Not required to be filed until financial statements for Fund are required.
(1) Previously filed on September 23, 1993, with Registrant's original Registration Statement on Form N-1A and incorporated herein by reference.
(2) Previously filed on November 30, 1993, with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(3) Previously filed on December 28, 1993, with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(4) Previously filed on June 28, 1994, with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(5) Previously filed on April 27, 1995, with Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(6) Previously filed on November 27, 1995, with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.

Item 25.  Persons Controlled by or Under Common Control With
          --------------------------------------------------
          Registrant
          ----------

          None.

Item 26.  Number of Holders of Securities
          -------------------------------

          The number of record holders of shares of beneficial
interest in the Registrant           as of November     30, 1995, was
as follows:

               (1)                                    (2)

                                                   Number of
          Title of Class                        Record Holders
          --------------                        --------------

          Shares of Beneficial                       87,135
          Interest in Berger Small
          Company Growth Fund

          Shares of Beneficial                           0
          Interest in Berger New
          Generation Fund

Item 27.  Indemnification
          ---------------

          Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Fund is one series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          The business of Berger Associates, Inc., the investment adviser of the Registrant, is described in the Prospectus in

Section    5     and in the Statement of Additional Information in
Section 4 which are included in this Registration Statement.

          William M.B. Berger, Rodney L. Linafelter, William R.
Keithler and Kevin R. Fay have no business, profession, vocation or employment of a substantial nature other than their positions with the investment adviser, and have had no prior business, profession, vocation or employment of a substantial nature within the preceding two years other than as shown in Section 3 of the Statement of Additional Information.

          Gerard M. Lavin, President and a director of Berger Associates, is also President and a trustee of the Berger Institutional Products Trust, and serves as an officer of DST Systems, Inc., 1055 Broadway, 9th Floor, Kansas City, MO 64105 (provider of information and transaction processing and recordkeeping services for various mutual funds), and as a director of First of Michigan Capital Corp. (holding company) and First of Michigan Corp. (broker-dealer), 100 Renaissance Center, Detroit, MI 48243. From February 1992 to March 1995, Mr. Lavin served as President and CEO of Investors Fiduciary Trust Company.

          Craig D. Cloyed, Vice President and Chief Marketing Officer of Berger Associates, was formerly (September 1989 to August 1995) Senior Vice President of INVESCO Funds Group (mutual funds).

          Landon H. Rowland, a director of Berger Associates, also serves as President, Chief Executive Officer and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, MO 64105 (a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial asset management, and
which owns approximately    41%     of the outstanding shares of DST
Systems, Inc., a publicly traded information and transaction processing company). Mr. Rowland also serves as Chairman of the Board and a director of The Kansas City Southern Railway Company, and until September 1995, served as Chairman of the Board and a director of DST Systems, Inc.


Item 29.  Principal Underwriters
          ----------------------

          Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

          The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

           (a) Shareholder records are maintained by the Registrant's sub-transfer agent, DST Systems, Inc., P.O.
                Box 419958, Kansas City, MO  64141;

           (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.

Item 31.   Management Services
           -------------------

           The Registrant has no management-related service contract which is not discussed in Parts A and B of this form. See Section 6 of the Prospectus and Section 5 of the Statement of Additional Information for a discussion of the Recordkeeping and Pricing Agent Agreement entered into between the Registrant and IFTC and the
Administrative Services    Agreements     entered into between the
Registrant and Berger Associates, Inc., investment adviser to the Registrant.

Item 32.   Undertakings
           ------------

              (a) Registrant hereby undertakes to file a post-effective amendment, containing reasonably current financial statements relating to the Berger New Generation Fund (which need not be certified) within four to six months of the later of the effective date of this amendment to Registrant's 1933 Act Registration Statement or commencement of operations of such Fund.

           (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

           (c) Registrant undertakes to comply with the following policy with respect to calling meetings of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant and facilitating shareholder communications related to such meetings:

           1. The Trustees will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Trustee of the Registrant when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Registrant.

           2. Whenever ten or more shareholders of record who have been shareholders of the Registrant for at least six months, and who hold in the aggregate either shares having a net asset

value of at least $25,000 or at least 1% of the outstanding shares of the Registrant, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request such a meeting, and deliver to the Trustees a form of communication and request which they wish to transmit, the Trustees within 5 business days after receipt of such application either will (i) give such applicants access to a list of the names and addresses of all shareholders of record of the Registrant, or (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing the proposed communication and form of request.

           3. If the Trustees elect to follow the course specified in clause (ii), above, the Trustees, upon the written request of such applicants accompanied by tender of the material to be mailed and the reasonable expenses of the mailing, will, with reasonable promptness, mail such material to all shareholders of record, unless within 5 business days after such tender the Trustees shall mail to such applicants and file with the Securities and Exchange Commission (the "Commission"), together with a copy of the material requested to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

           4. If the Commission enters an order either refusing to sustain any of the Trustees' objections or declaring that any objections previously sustained by the Commission have been resolved by the applicants, the Trustees will cause the Registrant to mail copies of such material to all shareholders of record with reasonable promptness after the entry of such order and the renewal of such tender.



                              SIGNATURES
                              ----------

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Denver, and State of Colorado, on the    22nd day of December    ,
1995.

                              BERGER INVESTMENT PORTFOLIO TRUST
                              ---------------------------------
                              (Registrant)

                              By /s/ Rodney L. Linafelter
                                --------------------------------------
                                Name:  Rodney L. Linafelter
                                     ---------------------------------
                                Title:  President
                                      --------------------------------

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                      Title                  Date
       ---------                      -----                  ----

/s/ Rodney L. Linafelter     President (Principal    December 22, 1995
---------------------------  Executive Officer)
Rodney L. Linafelter         and Director


/s/ Kevin R. Fay             Vice President,         December 22, 1995
---------------------------  Secretary and Treasurer
Kevin R. Fay                 (Principal Financial
                             and Accounting Officer)


/s/ Dennis E. Baldwin        Trustee                 December 22, 1995
---------------------------
Dennis E. Baldwin*


/s/ William M.B. Berger      Trustee                 December 22, 1995
---------------------------
William M.B. Berger*


/s/ Louis R. Bindner         Trustee                 December 22, 1995
---------------------------
Louis R. Bindner*


/s/ Katherine A. Cattanach   Trustee                 December 22, 1995
---------------------------
Katherine A. Cattanach*


/s/ Lucy Black Creighton     Trustee                 December 22, 1995
---------------------------
Lucy Black Creighton*

/s/ Paul R. Knapp            Trustee                 December 22, 1995
---------------------------
Paul R. Knapp*


/s/ Harry T. Lewis, Jr.      Trustee                 December 22, 1995
---------------------------
Harry T. Lewis, Jr.*


/s/ Michael Owen             Trustee                 December 22, 1995
---------------------------
Michael Owen*


/s/ William Sinclaire        Trustee                 December 22, 1995
---------------------------
William Sinclaire*


/s/ Rodney L. Linafelter
---------------------------
*By Rodney L. Linafelter,
    Attorney-in-Fact


                             EXHIBIT INDEX

N-1A                EDGAR
Exhibit             Exhibit
No.                 No.            Name of Exhibit
_____________       __________     __________________________

(1)  Exhibit 1                     Trust Instrument
(1)  Exhibit 2                     Bylaws
     Exhibit 3                     Not applicable
     Exhibit 4                     Not applicable
(3)  Exhibit 5.1                   Form of Investment Advisory
                                   Agreement for Berger Small Company
                                   Growth Fund
*    Exhibit 5.2    EX-99.B5.2     Form of Investment Advisory
                                   Agreement for Berger New Generation
                                   Fund
     Exhibit 6                     Not applicable
     Exhibit 7                     Not applicable
(6)  Exhibit 8                     Form of Custody Agreement
*    Exhibit 9.1    EX-99.B9.1     New Account Application
(1)  Exhibit 9.2.1                 Form of Administrative Services
                                   Agreement for Berger Small Company
                                   Growth Fund
*    Exhibit 9.2.2  EX-99.B9.2.2   Form of Administrative Services
                                   Agreement for Berger New Generation
                                   Fund
(2)  Exhibit 9.3                   Form of Recordkeeping and Pricing
                                   Agent Agreement
(2)  Exhibit 9.4                   Form of Agency Agreement
(4)  Exhibit 9.5.1  EX-99.B9.5.1   Services Agreement between Berger
                                   Associates, Inc., Charles Schwab &
                                   Co., Inc. and Berger Investment
                                   Portfolio Trust on behalf of Berger
                                   Small Company Growth Fund,
                                   effective February 1, 1994
*    Exhibit 9.5.2  EX-99.B9.5.2   Amendment to Services Agreement
                                   between Berger Associates, Inc.,
                                   Charles Schwab & Co., Inc. and
                                   Berger Investment Portfolio Trust
                                   to include Berger New Generation
                                   Fund, effective ____________, 1996
(3)  Exhibit 10                    Opinion and consent of Davis,
                                   Graham & Stubbs, L.L.C.
(6)  Exhibit 11.1   EX-99.B11.1    Consent of Price Waterhouse LLP
(6)  Exhibit 11.2   EX-99.B11.2    Consent of Smith, Brock & Gwinn
     Exhibit 12                    Not applicable
(3)  Exhibit 13                    Investment Letter from Initial
                                   Stockholder
(5)  Exhibit 14.1                  Form 5305-A Individual Retirement
                                   Custodial Account and Related
                                   Documents
(2)  Exhibit 14.2                  Investment Company Institute
                                   Prototype Money Purchase Pension
                                   and Profit Sharing Plan Basic
                                   Document #01 and Related Documents
(2)  Exhibit 14.3                  403(b)(7) Plan Custodial Account
                                   Agreement and Related Documents
(2)  Exhibit 15.1                  Rule 12b-1 Plan for Berger Small
                                   Company Growth Fund
*    Exhibit 15.2   EX-99.B15.2    Rule 12b-1 Plan for Berger New
                                   Generation Fund
(4)  Exhibit 16                    Schedule for Computation of
                                   Performance Data
(6)  Exhibit 17.1   EX-27.SCG      Financial Data Schedule for Berger
                                   Small Company Growth Fund
**   Exhibit 17.2   EX-27.NGF      Financial Data Schedule for Berger
                                   New Generation Fund
     Exhibit 18                    Not Applicable

___________________________

*    To be filed by amendment.
** Not required to be filed until financial statements for Fund are required.
(1) Previously filed on September 23, 1993, with Registrant's original Registration Statement on Form N-1A and incorporated herein by reference.
(2) Previously filed on November 30, 1993, with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(3) Previously filed on December 28, 1993, with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(4) Previously filed on June 28, 1994, with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(5) Previously filed on April 27, 1995, with Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.
(6) Previously filed on November 27, 1995, with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A and incorporated herein by reference.